UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of July 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 75.0%
Common Stocks — 43.6%
	Consumer Discretionary — 10.4%
	Auto Components — 0.2%
16,518	Johnson Controls, Inc.	758,507

	Automobiles — 0.0% (g)
5,113	Ford Motor Co. (m)	64,730
2,218	General Motors Co. (m)	69,956

		134,686

	Diversified Consumer Services — 1.0%
34,100	Service Corp. International (m)	945,252
67,600	ServiceMaster Global Holdings, Inc. (a)	2,557,308

		3,502,560

	Hotels, Restaurants & Leisure — 1.6%
5,166	Carnival Corp.	241,355
1,872	Diamond Resorts International, Inc. (a)	56,497
9,320	Domino’s Pizza, Inc. (m)	1,372,836
64,598	Hilton Worldwide Holdings, Inc. (m)	1,498,028
550	Interval Leisure Group, Inc.	9,889
31,550	MGM Resorts International (a) (m)	756,569
26,319	Rezidor Hotel Group AB, (Belgium)	109,496
62,729	Sonic Corp. (m)	1,688,037
1,278	Starwood Hotels & Resorts Worldwide, Inc.	99,761

		5,832,468

	Household Durables — 0.3%
10,197	Lennar Corp., Class B (m)	382,795
7,950	Tempur Sealy International, Inc. (a) (m)	601,259

		984,054

	Internet & Catalog Retail — 0.9%
2,196	Amazon.com, Inc. (a) (m)	1,666,347
19,562	Liberty TripAdvisor Holdings, Inc., Class A (a) (m)	463,033
28,109	Wayfair, Inc., Class A (a)	1,222,741

		3,352,121

	Media — 3.8%
2,471	Cable One, Inc. (m)	1,294,507
506	Carmike Cinemas, Inc. (a)	15,595
19,862	CBS Corp. (Non-Voting), Class B (m)	1,037,194
14,224	Charter Communications, Inc., Class A (a) (m)	3,340,791
13,018	Discovery Communications, Inc., Class C (a) (m)	319,462
22,351	DISH Network Corp., Class A (a) (m)	1,193,990
1,658	DreamWorks Animation SKG, Inc., Class A (a)	67,928
4,700	Global Eagle Entertainment, Inc. (a) (m)	38,540
3,974	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	136,507
4,077	Liberty Global plc, (United Kingdom), Class A (a)	129,282

SHARES	SECURITY DESCRIPTION	VALUE
	Media — continued
32,075	Liberty Global plc, (United Kingdom), Series C (a)	992,721
10,346	Liberty Media Group, Class A (a) (m)	234,854
3,948	Liberty SiriusXM Group, Class A (a) (m)	141,141
9,000	Madison Square Garden Co. (The), Class A (a) (m)	1,645,110
8,450	MSG Networks, Inc., Class A (a) (m)	135,623
14,734	News Corp., Class A (m)	191,100
26,902	Starz, Class A (a)	813,247
17,613	Viacom, Inc., Class B (m)	800,863
14,203	Walt Disney Co. (The)	1,362,778

		13,891,233

	Multiline Retail — 0.2%
5,851	Dollar Tree, Inc. (a) (m)	563,393

	Specialty Retail — 2.1%
42,946	AutoNation, Inc. (a) (m)	2,291,169
2,625	AutoZone, Inc. (a) (m)	2,136,671
19,629	Hennes & Mauritz AB, (Sweden), Class B	592,757
17,354	Home Depot, Inc. (The) (m)	2,399,017
348	Outerwall, Inc.	18,326

		7,437,940

	Textiles, Apparel & Luxury Goods — 0.3%
6,629	Swatch Group AG (The), (Switzerland), ADR	86,707
1,712	Tumi Holdings, Inc. (a)	45,796
27,917	Under Armour, Inc., Class C (a) (m)	996,637

		1,129,140

	Total Consumer Discretionary	37,586,102

	Consumer Staples — 7.2%
	Beverages — 3.2%
10,708	Anheuser-Busch InBev N.V., (Belgium), ADR	1,386,043
11,187	Brown-Forman Corp., Class B (m)	1,098,452
1,180,000	China Resources Beer Holdings Co. Ltd., (Hong Kong) (a)	2,288,096
27,112	Coca-Cola Co. (The) (m)	1,182,897
5,061	Constellation Brands, Inc., Class A	833,192
37,966	Davide Campari-Milano S.p.A., (Italy)	392,291
11,812	Heineken N.V., (Netherlands)	1,114,762
29,927	Molson Coors Brewing Co., Class B (m)	3,057,342

		11,353,075

	Food & Staples Retailing — 1.1%
273	Andersons, Inc. (The)	10,095
10,655	Casey’s General Stores, Inc.	1,422,869
12,772	Costco Wholesale Corp. (m)	2,135,734

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Food & Staples Retailing — continued
59,970	Rite Aid Corp. (a)	419,790
		3,988,488
	Food Products — 0.9%
27	Chocoladefabriken Lindt & Sprungli AG, (Switzerland)	1,907,578
900	Kellogg Co. (m)	74,439
9,278	Kraft Heinz Co. (The) (m)	801,527
10,955	WhiteWave Foods Co. (The) (a)	607,893
		3,391,437
	Household Products — 0.5%
32,897	Central Garden & Pet Co., Class A (a) (m)	749,723
7,100	Spectrum Brands Holdings, Inc. (m)	914,267
		1,663,990

	Personal Products — 1.1%
58,841	Herbalife Ltd. (a)	4,001,776

	Tobacco — 0.4%
22,789	British American Tobacco plc, (United Kingdom)	1,454,505
1,300	Reynolds American, Inc. (m)	65,078

		1,519,583

	Total Consumer Staples	25,918,349

	Energy — 1.0%
	Energy Equipment & Services — 0.3%
12,174	Halliburton Co.	531,517
5,081	Schlumberger Ltd.	409,122
8,900	Seadrill Ltd., (United Kingdom) (a)	26,433

		967,072

	Oil, Gas & Consumable Fuels — 0.7%
2,981	Bankers Petroleum Ltd., (Canada) (a)	4,612
7,193	Concho Resources, Inc. (a) (m)	893,371
9,494	EQT Corp. (m)	691,733
14,900	Green Plains, Inc. (m)	337,932
6,805	Hess Corp.	365,088
4,200	Royal Dutch Shell plc, (Netherlands), Class A, ADR	217,518

		2,510,254

	Total Energy	3,477,326

	Financials — 3.8%
	Banks — 0.9%
6,480	Bank of America Corp. (m)	93,895
23,645	Bank of Kyoto Ltd. (The), (Japan)	159,169
51,313	CIT Group, Inc. (m)	1,773,377
57,150	Citizens Financial Group, Inc.	1,276,160

		3,302,601

SHARES	SECURITY DESCRIPTION	VALUE
	Capital Markets — 0.3%
29,799	SEI Investments Co. (m)	1,340,955

	Diversified Financial Services — 0.8%
500	Berkshire Hathaway, Inc., Class B (a) (m)	72,135
8,402	Industrivarden AB, (Sweden), Class C	141,362
6,305	Intercontinental Exchange, Inc. (m)	1,665,781
9,028	Moody’s Corp. (m)	957,058

		2,836,336

	Insurance — 0.7%
41,049	Crawford & Co., Class A (m)	367,389
41,650	FNF Group (m)	1,568,955
9,062	W.R. Berkley Corp. (m)	527,318

		2,463,662

	Real Estate Investment Trusts (REITs) — 0.8%
32,300	Forest City Realty Trust, Inc., Class A (m)	763,895
18,829	Kilroy Realty Corp. (m)	1,378,471
7,866	National Retail Properties, Inc.	418,156
1,317	Public Storage	314,658

		2,875,180

	Real Estate Management & Development — 0.3%
113,883	Dalian Wanda Commercial Properties Co. Ltd., (China), Reg. S, Class H (e)	723,553
11,843	Grand City Properties S.A, (Luxembourg)	263,586

		987,139

	Total Financials	13,805,873

	Health Care — 4.9%
	Biotechnology — 0.3%
9,330	Gilead Sciences, Inc. (m)	741,455
6,674	Medivation, Inc. (a)	427,069

		1,168,524

	Health Care Equipment & Supplies — 1.0%
1,786	Abbott Laboratories (m)	79,924
4,165	Alere, Inc. (a)	156,187
7,725	Becton, Dickinson and Co. (m)	1,359,600
930	HeartWare International, Inc. (a)	53,884
12,649	IDEXX Laboratories, Inc. (a) (m)	1,186,350
6,674	St. Jude Medical, Inc.	554,209
19,291	TearLab Corp. (a)	16,590

		3,406,744

	Health Care Providers & Services — 1.1%
6,029	Celesio AG, (Germany)	174,493
43,024	HCA Holdings, Inc. (a) (m)	3,318,441
1,732	Humana, Inc. (m)	298,857

		3,791,791

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Health Care Technology — 0.2%
36,400	Cotiviti Holdings, Inc. (a) (m)	878,696

	Life Sciences Tools & Services — 0.4%
8,734	Thermo Fisher Scientific, Inc.	1,387,309

	Pharmaceuticals — 1.9%
18,225	Allergan plc (a)	4,610,014
40,815	Pfizer, Inc.	1,505,665
2,914	Relypsa, Inc. (a)	93,073
652	Sagent Pharmaceuticals, Inc. (a)	14,142
2,511	Valeant Pharmaceuticals International, Inc. (a)	55,995
14,300	Zoetis, Inc. (m)	721,721

		7,000,610

	Total Health Care	17,633,674

	Industrials — 3.3%
	Aerospace & Defense — 0.5%
700	Boeing Co. (The) (m)	93,562
5,985	HEICO Corp., Class A (m)	345,155
3,117	Lockheed Martin Corp.	787,759
2,615	Northrop Grumman Corp.	566,488
676	United Technologies Corp. (m)	72,771

		1,865,735

	Air Freight & Logistics — 0.2%
4,523	FedEx Corp.	732,274

	Airlines — 0.0% (g)
1,826	Virgin America, Inc. (a)	102,110

	Building Products — 0.0% (g)
120	Nortek, Inc. (a)	10,426

	Commercial Services & Supplies — 0.6%
7,400	Copart, Inc. (a)	373,256
297	Gategroup Holding AG, (Switzerland) (a)	15,371
39,006	Tyco International plc	1,777,503

		2,166,130

	Construction & Engineering — 0.0% (g)
6,653	Fomento de Construcciones y Contratas S.A., (Spain) (a)	54,765

	Industrial Conglomerates — 0.4%
50,475	General Electric Co.	1,571,791

	Machinery — 0.3%
1,500	Deere & Co.	116,565

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery — continued
4,020	Joy Global, Inc.	111,073
228	KUKA AG, (Germany) (a)	27,631
57,459	Volvo AB, (Sweden), Class A	610,539

		865,808
	Professional Services — 0.0% (g)
2,918	RELX N.V., (United Kingdom), ADR	52,524

	Road & Rail — 0.4%
5,865	Old Dominion Freight Line, Inc. (a) (m)	408,556
11,297	Union Pacific Corp.	1,051,186
		1,459,742
	Trading Companies & Distributors — 0.4%
20,807	Brenntag AG, (Germany)	1,033,609
30,650	Nexeo Solutions, Inc. (a) (m)	289,642
		1,323,251
	Transportation Infrastructure — 0.5%
22,650	Macquarie Infrastructure Corp. (m)	1,736,123

	Total Industrials	11,940,679

	Information Technology — 8.7%
	Communications Equipment — 0.2%
18,849	Cisco Systems, Inc. (m)	575,460
		575,460

	Electronic Equipment, Instruments & Components — 0.7%
519	FEI Co.	55,232
29,809	Flextronics International Ltd. (a)	377,680
54,663	Ingram Micro, Inc., Class A	1,871,661
4,001	Rofin-Sinar Technologies, Inc. (a)	126,432

		2,431,005

	Internet Software & Services — 4.6%
100	Alphabet, Inc., Class A (a) (m)	79,134
433	Cvent, Inc. (a)	14,124
8,044	Facebook, Inc., Class A (a) (m)	996,973
1,170	inContact, Inc. (a)	16,263
12,860	LinkedIn Corp., Class A (a)	2,478,508
1,028	Marketo, Inc. (a)	36,165
66,501	Tencent Holdings Ltd., (China)	1,606,207
290,905	Yahoo!, Inc. (a) (m)	11,109,662
4,460	Zillow Group, Inc., Class A (a)	175,769

		16,512,805

	IT Services — 0.8%
10,276	MasterCard, Inc., Class A	978,686
63,300	Sabre Corp. (m)	1,845,195

		2,823,881

	Semiconductors & Semiconductor Equipment — 0.1%
1,876	AIXTRON SE, (Germany) (a)	11,778

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
10,719	Fairchild Semiconductor International, Inc. (a)	211,593
2,218	Intel Corp.	77,320
1,300	QUALCOMM, Inc. (m)	81,354

		382,045

	Software — 0.6%
710	AVG Technologies N.V., (Netherlands) (a)	17,558
1,700	Fair Isaac Corp. (m)	215,288
32,828	Microsoft Corp. (m)	1,860,691
1,030	NetSuite, Inc. (a)	112,116
3,661	Qlik Technologies, Inc. (a)	110,562

		2,316,215

	Technology Hardware, Storage & Peripherals — 1.7%
730	Apple, Inc.	76,073
83,958	EMC Corp.	2,374,332
93,224	Hewlett Packard Enterprise Co. (m)	1,959,569
14,496	Lexmark International, Inc., Class A	531,568
40,168	NCR Corp. (a)	1,324,339

		6,265,881

	Total Information Technology	31,307,292

	Materials — 3.3%
	Chemicals — 1.5%
36,541	Axalta Coating Systems Ltd. (a)	1,043,246
997	Axiall Corp.	32,552
30,504	CF Industries Holdings, Inc. (m)	752,839
21,422	Delta Technology Holdings Ltd., (China) (a)	39,631
1,326	Dow Chemical Co. (The)	71,166
1,581	Ingevity Corp. (a)	60,505
519	Monsanto Co.	55,414
9,924	Sherwin-Williams Co. (The) (m)	2,974,520
1,069	Valspar Corp. (The)	113,816
2,868	W.R. Grace & Co.	214,727

		5,358,416

	Construction Materials — 0.5%
14,307	HeidelbergCement AG, (Germany)	1,211,957
2,801	Martin Marietta Materials, Inc. (m)	567,623

		1,779,580

	Containers & Packaging — 0.4%
20,195	Ball Corp. (m)	1,427,181

		1,427,181

	Metals & Mining — 0.9%
22,017	AngloGold Ashanti Ltd., (South Africa), ADR (a)	482,393
38,893	BHP Billiton plc, (Australia), ADR	994,105
48,223	Freeport-McMoRan, Inc. (m)	624,970

SHARES	SECURITY DESCRIPTION	VALUE
	Metals & Mining — continued
17,973	Industrias Penoles S.A.B. de C.V., (Mexico)	462,448
34,575	Silver Wheaton Corp., (Canada)	963,605

		3,527,521

	Total Materials	12,092,698

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.0% (g)
1,326	Verizon Communications, Inc.	73,474

	Wireless Telecommunication Services — 0.4%
48,778	China Mobile Ltd., (Hong Kong)	604,043
13,300	T-Mobile U.S., Inc. (a) (m)	616,322

		1,220,365

	Total Telecommunication Services	1,293,839

	Utilities — 0.6%
	Electric Utilities — 0.0% (g)
935	Empire District Electric Co. (The)	31,537

	Gas Utilities — 0.1%
2,028	Piedmont Natural Gas Co., Inc.	121,275
4,520	Questar Corp.	113,768

		235,043

	Independent Power & Renewable Electricity Producers — 0.0% (g)
4,026	Talen Energy Corp. (a)	54,754

	Multi-Utilities — 0.5%
17,464	Sempra Energy	1,953,872

	Total Utilities	2,275,206

	Total Common Stocks (Cost $142,405,003)	157,331,038

Exchange-Traded Funds — 0.1%
	International Equity — 0.1%
15,600	VanEck Vectors Gold Miners ETF (m)	477,204

	U.S. Equity — 0.0% (g)
300	SPDR S&P 500 ETF Trust (m)	65,145

	Total Exchange-Traded Funds (Cost $358,313)	542,349

Exchange Traded Note — 0.1%
	U.S. Equity — 0.1%
13,630	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (Cost $218,881)	247,657

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Investment Companies — 0.4%
	Fixed Income — 0.4%
52,343	Invesco Dynamic Credit Opportunities Fund (m)	603,515
76,523	Invesco Senior Income Trust	334,405
40,347	Nuveen Credit Strategies Income Fund	340,125
49,377	Voya Prime Rate Trust (m)	260,217

	Total Fixed Income	1,538,262
	U.S. Equity — 0.0% (g)
9,965	Adams Diversified Equity Fund, Inc. (m)	130,841
	Total Investment Companies (Cost $1,617,206)	1,669,103
Preferred Stocks — 2.0%
	Consumer Discretionary — 0.4%
	Household Durables — 0.4%
17,900	William Lyon Homes, 6.500%, 12/01/17 ($100 par value) (m)	1,621,561
	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
400	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value) (m)	32,204
	Energy — 0.1%
	Energy Equipment & Services — 0.1%
15,000	McDermott International, Inc., (Panama), 6.250%, 04/01/17 ($25 par value)	278,250
	Financials — 0.7%
	Banks — 0.0% (g)
8	Bank of America Corp., Series L, 7.250% ($1,000 par value)	9,648
8	Wells Fargo & Co., Series L, 7.500% ($1,000 par value)	10,650
		20,298
	Capital Markets — 0.3%
9,500	Mandatory Exchangeable Trust, 5.750%, 06/01/19 ($100 par value) (e) (m)	1,004,957
	Insurance — 0.1%
5,057	Maiden Holdings Ltd., (Bermuda), Series B, 7.250%, 09/15/16 ($50 par value)	259,728
	Real Estate Investment Trusts (REITs) — 0.0% (g)
100	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	11,263
200	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value) (m)	23,092

SHARES	SECURITY DESCRIPTION	VALUE
	Real Estate Investment Trusts (REITs) — continued
100	Welltower, Inc., Series I, 6.500% ($50 par value)	7,025
		41,380
	Real Estate Management & Development — 0.3%
61,480	Forestar Group, Inc., 6.000%, 12/15/16 ($25 par value) (m)	1,027,331
	Total Financials	2,353,694
	Health Care — 0.8%
	Health Care Providers & Services — 0.3%
	Anthem, Inc.,
21,615	5.250%, 05/01/18 ($50 par value) (m)	961,219
		961,219
	Pharmaceuticals — 0.5%
	Allergan plc, (Ireland),
1,063	Series A, 5.500%, 03/01/18 ($1,000 par value)	952,809
1,000	Teva Pharmaceutical Industries Ltd., (Israel), 7.000%, 12/15/18 ($1,000 par value)	888,000
		1,840,809
	Total Health Care	2,802,028
	Information Technology — 0.0% (g)
	Semiconductors & Semiconductor Equipment — 0.0% (g)
500	SunEdison, Inc., Series A, 6.750% ($1,000 par value)	5,625
	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
400	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	14,480
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
300	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	29,664
	Wireless Telecommunication Services — 0.0% (g)
350	T-Mobile U.S., Inc., 5.500%, 12/15/17 ($50 par value)	27,325
	Total Telecommunication Services	56,989
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
250	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	12,512
	NextEra Energy, Inc.,
50	5.799%, 09/01/16 ($50 par value)	3,279

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Preferred Stocks — continued
	Utilities — 0.0% (g)
	Electric Utilities — continued
250	6.371%, 09/01/18 ($50 par value)	15,605
		31,396
	Multi-Utilities — 0.0% (g)
50	Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	2,607
	Total Utilities	34,003
	Total Preferred Stocks (Cost $7,202,818)	7,198,834
Special Purpose Acquisition Companies — 0.8%
	Diversified Financial Services — 0.8%
45,274	AR Capital Acquisition Corp. (a) (m)	449,571
2,500	Arowana, Inc. (Australia) (a)	25,650
1,360	Barington/Hilco Acquisition Corp. (a) (m)	13,627
59,583	Boulevard Acquisition Corp. II (a) (m)	584,233
19,000	Capitol Acquisition Corp. III (a) (m)	190,380
12,840	Double Eagle Acquisition Corp. (a)	130,326
45,884	Electrum Special Acquisition Corp. (a)	450,810
19,000	GP Investments Acquisition Corp. (a)	185,345
23,333	Hennessy Capital Acquisition Corp. II (a) (m)	225,164
12,840	Pace Holdings Corp. (a)	130,326
20,236	Quinpario Acquisition Corp. 2 (a) (m)	200,134
12,853	Terrapin 3 Acquisition Corp. , Class A (a) (m)	122,104
	Investment Banking & Brokerage — 0.0% (g)
10,651	Hydra Industries Acquisition Corp. (a) (m)	106,084
	Diversified Financial Services — 0.0% (g)
11,400	Gores Holdings, Inc. (a)	128,364
	Total Special Purpose Acquisition Companies (Cost $2,900,257)	2,942,118
PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.4%
1,330,038	Bear Stearns Asset Backed Securities Trust, Series 2007-1, Class A2, VAR, 0.768%, 01/25/37	1,247,442
1,000,000	Cathedral Lake CLO Ltd., Series 2013-1A, Class C, VAR, 4.330%, 01/15/26 (Cayman Islands) (e)	966,679
1,000,000	Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class D, 2.930%, 08/17/20 (e)	994,853
1,000,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.530%, 08/15/23 (e)	1,026,563

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
1,000,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/22 (e)	1,013,765
1,000,000	Garrison Funding Ltd., Series 2015-1A, Class C, VAR, 4.912%, 05/25/27(Cayman Islands) (e)	984,071
1,405,000	Madison Park Funding XI Ltd., Series 2013-11A, Class D, VAR, 4.214%, 10/23/25(Cayman Islands) (e)	1,311,115
1,000,000	Parallel Ltd., Series 2015-1A, Class D, VAR, 4.346%, 07/20/27(Cayman Islands) (e)	990,641
1,000,000	Stone Tower CLO VII Ltd., Series 2007-7A, Class C, VAR, 4.853%, 08/30/21 (Cayman Islands) (e)	997,951
1,030,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class D, VAR, 4.580%, 07/15/26 (Cayman Islands) (e)	991,438
976,882	VOLT XLIV LLC, Series 2016-NPL4, Class A1, SUB, 4.250%, 04/25/46 (e)	983,797
982,421	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	977,396
	Total Asset-Backed Securities (Cost $12,131,832)	12,485,711
Collateralized Mortgage Obligations — 2.8%
	Agency CMO — 2.8%
	Federal Home Loan Mortgage Corp. REMIC,
947,063	Series 2411, Class S, IF, IO, 7.469%, 02/15/32	212,580
630,190	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32	19,423
419,109	Series 2647, Class IV, IF, IO, 12.584%, 07/15/33	211,748
322,901	Series 3114, Class GI, IF, IO, 6.119%, 02/15/36	78,092
488,662	Series 3118, Class SD, IF, IO, 6.219%, 02/15/36	92,048
436,605	Series 3147, Class LS, IF, IO, 6.169%, 04/15/36	91,439
3,073,610	Series 3149, Class TI, IF, IO, 0.350%, 05/15/36	66,332
1,066,065	Series 3181, Class IS, IF, IO, 6.019%, 07/15/36	184,094
639,332	Series 3202, Class HI, IF, IO, 6.169%, 08/15/36	111,899
411,994	Series 3309, Class SG, IF, IO, 5.589%, 04/15/37	72,135
1,560,121	Series 3349, Class SM, IF, IO, 5.519%, 07/15/37	251,002
1,343,321	Series 3510, Class CI, IF, IO, 5.999%, 07/15/37	273,152
883,592	Series 3775, Class UI, IO, 5.000%, 06/15/33	146,977

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
273,606	Series 3862, Class DI, IO, 5.000%, 04/15/41	39,716
295,323	Series 3866, Class DS, IF, 8.137%, 05/15/41	329,996
178,304	Series 3997, Class ES, IF, 6.256%, 09/15/41	195,630
487,839	Series 4265, Class ST, IF, IO, 5.519%, 11/15/43	79,347
923,774	Series 4472, Class IJ, IO, 6.000%, 11/15/43	200,320
7,188,883	Series 4517, Class KI, IF, IO, 0.899%, 04/15/43	154,235
	Federal Home Loan Mortgage Corp. STRIPS,
112,849	Series 183, Class IO, IO, 7.000%, 04/01/27	23,511
226,201	Series 191, Class IO, IO, 8.000%, 01/01/28	52,795
	Federal National Mortgage Association REMIC,
784,429	Series 2002-47, Class SE, IF, IO, 7.612%, 08/25/32 (m)	223,801
182,560	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	44,965
470,043	Series 2003-87, Class SH, IF, IO, 7.762%, 09/25/33 (m)	93,023
1,766,246	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33	21,687
376,808	Series 2005-69, Class JI, IO, 6.000%, 08/25/35	82,739
1,301,533	Series 2006-8, Class HL, IF, IO, 6.212%, 03/25/36 (m)	292,198
882,739	Series 2006-46, Class ES, 6.762%, 06/25/36	208,631
1,315,499	Series 2006-115, Class EI, IF, IO, 6.152%, 12/25/36	290,751
419,079	Series 2009-106, Class SA, IF, IO, 5.762%, 01/25/40	75,048
1,669,719	Series 2010-57, Class HI, IO, 5.500%, 02/25/40	203,477
1,210,323	Series 2010-68, Class SC, IF, IO, 5.992%, 07/25/40	270,298
908,023	Series 2011-59, Class SW, IF, IO, 6.152%, 07/25/41	179,522
2,756,326	Series 2011-76, Class PI, IO, 5.500%, 04/25/39	252,625
2,204,771	Series 2011-129, Class S, IF, IO, 5.012%, 03/25/37 (m)	85,556
1,478,655	Series 2014-38, Class QI, IO, 5.500%, 12/25/43	256,834
1,296,038	Series 2015-30, Class IO, IO, 5.500%, 05/25/45	247,815
3,450,543	Series 2015-42, Class AI, IO, VAR, 1.906%, 06/25/55	219,972

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
	Agency CMO — continued
4,181,131	Series 2015-64, Class SK, IO, VAR, 1.779%, 09/25/55	283,029
	Federal National Mortgage Association STRIPS,
694,914	Series 345, Class 14, IO, 6.000%, 03/25/34 (m)	157,738
710,805	Series 359, Class 18, IO, 6.000%, 07/25/35 (m)	150,969
	Government National Mortgage Association,
625,590	Series 2001-22, Class SD, IF, IO, 7.018%, 05/16/31	147,169
1,075,980	Series 2003-7, Class SP, IF, IO, 7.168%, 11/16/32	133,952
851,977	Series 2003-98, Class SC, IF, IO, 6.113%, 11/20/33	184,096
1,679,018	Series 2004-40, Class SB, IF, IO, 6.068%, 05/16/34	300,574
1,213,883	Series 2004-46, Class S, IF, IO, 6.613%, 06/20/34	263,044
458,828	Series 2004-56, Class S, IF, IO, 7.163%, 06/20/33	96,855
1,278,752	Series 2004-69, Class CS, IF, IO, 6.063%, 07/20/34	243,051
669,892	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	116,650
475,155	Series 2012-50, Class HI, IO, 6.000%, 06/16/22	49,783
3,607,336	Series 2012-106, Class YI, IO, VAR, 1.740%, 09/20/42	167,824
558,429	Series 2013-16, Class IE, IO, 6.500%, 10/20/38	121,515
374,213	Series 2013-86, Class IA, IO, 5.000%, 06/20/43	82,004
720,730	Series 2014-2, Class TI, IO, 5.500%, 01/20/44	121,067
332,489	Series 2014-161, Class IL, IO, 1.000%, 11/20/44	12,844
406,809	Series 2014-161, Class SL, IF, IO, 6.333%, 11/20/44	92,157
1,268,773	Series 2014-183, Class IM, IO, 5.000%, 06/20/35	283,684
160,073	Series 2015-13, Class WI, IO, VAR, 6.655%, 07/20/37	32,229
4,843,139	Series 2015-80, Class IH, IO, VAR, 0.993%, 05/20/44	156,716
956,658	Series 2015-180, Class CI, IO, 5.000%, 12/16/45	230,791
1,718,957	Series 2016-1, Class IO, IO, 6.000%, 05/20/44	256,603
705,325	Series 2016-12, Class KI, IO, 5.000%, 09/20/38	168,728

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,000,000	Series 2016-75, Class SA, IF, IO, 5.513%, 05/20/40	285,190

	Total Collateralized Mortgage Obligations (Cost $9,879,390)	10,073,675

Commercial Mortgage-Backed Securities — 0.8%
900,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 4.180%, 09/15/26 (e)	892,090
	EQTY Mortgage Trust
1,000,000	Series 2014-INNS, Class D, VAR, 2.823%, 05/08/31 (e)	974,303
1,000,000	Series 2014-INNS, Class E, VAR, 3.923%, 05/08/31 (e)	961,150

	Total Commercial Mortgage-Backed Securities (Cost $2,818,876)	2,827,543

Convertible Bonds — 4.1%
	Consumer Discretionary — 0.6%
	Automobiles — 0.4%
	Fiat Chrysler Automobiles N.V., (Netherlands),
22,277 Units	7.875%, 12/15/16	1,315,543

		1,315,543

	Internet & Catalog Retail — 0.2%
	Priceline Group, Inc. (The),
3,000	0.350%, 06/15/20	3,637
3,000	1.000%, 03/15/18 (m)	4,444
25,000	Shutterfly, Inc., 0.250%, 05/15/18	26,031
540,000	Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	559,575

		593,687

	Media — 0.0% (g)
15,000	Liberty Media Corp., 1.375%, 10/15/23	15,919

	Specialty Retail — 0.0% (g)
169,000	Restoration Hardware Holdings, Inc., Zero Coupon, 07/15/20 (e)	134,672

	Textiles, Apparel & Luxury Goods — 0.0% (g)
5,000	Iconix Brand Group, Inc., 1.500%, 03/15/18	4,275

	Total Consumer Discretionary	2,064,096

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
19,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	11,032
11,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	10,684

		21,716

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
	Energy — continued
	Oil, Gas & Consumable Fuels — 0.2%
155,000	Cobalt International Energy, Inc., 2.625%, 12/01/19	69,266
781,320	Whiting Petroleum Corp., 1.250%, 06/05/20	676,865

		746,131

	Total Energy	767,847

	Financials — 0.2%
	Capital Markets — 0.0% (g)
10,000	Jefferies Group LLC, 3.875%, 11/01/29	10,188
17,000	Prospect Capital Corp., 4.750%, 04/15/20	16,405

		26,593

	Real Estate Investment Trusts (REITs) — 0.2%
550,000	SL Green Operating Partnership LP, 3.000%, 10/15/17 (e) (m)	817,781
	Spirit Realty Capital, Inc.,
7,000	2.875%, 05/15/19	7,849
6,000	3.750%, 05/15/21	6,975
	Starwood Property Trust, Inc.,
8,000	4.000%, 01/15/19	8,680
5,000	4.550%, 03/01/18	5,328

		846,613

	Total Financials	873,206

	Health Care — 0.8%
	Biotechnology — 0.1%
18,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	15,603
	BioMarin Pharmaceutical, Inc.,
9,000	0.750%, 10/15/18	11,441
9,000	1.500%, 10/15/20	11,903
15,000	Cepheid, 1.250%, 02/01/21	13,744
210,000	ImmunoGen, Inc., 4.500%, 07/01/21 (e)	180,075

		232,766

	Health Care Equipment & Supplies — 0.2%
	Hologic, Inc.,
4,000	SUB, 0.000%, 12/15/43	4,925
4,000	Series 2012, SUB, 2.000%, 03/01/42	5,435
674,000	Wright Medical Group NV, (Netherlands), 2.250%, 11/15/21 (e)	817,225

		827,585

	Health Care Providers & Services — 0.0% (g)
9,000	Anthem, Inc., 2.750%, 10/15/42	16,481
13,000	Molina Healthcare, Inc., 1.125%, 01/15/20	19,386

		35,867

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Health Care — 0.8%
	Health Care Technology — 0.0% (g)
23,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	24,294

	Pharmaceuticals — 0.5%
802,000	Depomed, Inc., 2.500%, 09/01/21	949,368
600,000	Medicines Co. (The), 2.750%, 07/15/23 (e)	628,125

		1,577,493

	Total Health Care	2,698,005

	Industrials — 0.0% (g)
	Electrical Equipment — 0.0% (g)
29,000	General Cable Corp., SUB, 4.500%, 11/15/29	19,466

	Machinery — 0.0% (g)
11,000	Trinity Industries, Inc., 3.875%, 06/01/36	13,166

	Transportation Infrastructure — 0.0% (g)
13,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19	15,039

	Total Industrials	47,671

	Information Technology — 1.1%
	Communications Equipment — 0.1%
346,000	Ciena Corp., 3.750%, 10/15/18 (e)	410,875
15,000	Palo Alto Networks, Inc., Zero Coupon, 07/01/19	19,941
26,000	Viavi Solutions, Inc., 0.625%, 08/15/33	25,740

		456,556

	Internet Software & Services — 0.5%
15,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19	14,597
670,000	Cornerstone OnDemand, Inc., 1.500%, 07/01/18	712,712
563,000	j2 Global, Inc., 3.250%, 06/15/29	656,599
15,000	WebMD Health Corp., 2.500%, 01/31/18	16,791
500,000	Yahoo!, Inc., Zero Coupon, 12/01/18	497,187
23,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18	21,318

		1,919,204

	IT Services — 0.2%
480,000	Unisys Corp., 5.500%, 03/01/21 (e)	600,000

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
5,000	2.950%, 12/15/35	6,565
5,000	3.250%, 08/01/39	8,541
7,000	Lam Research Corp., 1.250%, 05/15/18	10,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
	Information Technology — 1.1%
	Semiconductors & Semiconductor Equipment — continued
37,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	29,831
2,000	Novellus Systems, Inc., 2.625%, 05/15/41	5,290
13,000	NVIDIA Corp., 1.000%, 12/01/18	36,766
29,000	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	31,012
14,000	Xilinx, Inc., 2.625%, 06/15/17	24,675

		153,355

	Software — 0.2%
650,000	Mentor Graphics Corp., 4.000%, 04/01/31	713,375
14,000	Nuance Communications, Inc., 2.750%, 11/01/31	14,087
19,000	Red Hat, Inc., 0.250%, 10/01/19	23,311
18,000	Rovi Corp., 0.500%, 03/01/20	18,180
19,000	salesforce.com, Inc., 0.250%, 04/01/18	24,973
13,000	Verint Systems, Inc., 1.500%, 06/01/21	12,204

		806,130

	Total Information Technology	3,935,245

	Materials — 0.4%
	Metals & Mining — 0.4%
933,000	Allegheny Technologies, Inc., 4.750%, 07/01/22	1,261,300
17,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	19,656
18,000	Royal Gold, Inc., 2.875%, 06/15/19	20,509
10,000	Stillwater Mining Co., 1.750%, 10/15/32	12,906

	Total Materials	1,314,371

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
EUR 100,000	Telecom Italia Finance S.A., (Luxembourg), Reg. S, 6.125%, 11/15/16	111,744
EUR 1,100,000	Telefonica Participaciones SAU, (Spain), Reg. S, 4.900%, 09/25/17	1,041,026

		1,152,770

	Wireless Telecommunication Services — 0.3%
EUR 1,100,000	America Movil BV, (Netherlands), Reg. S, 5.500%, 09/17/18	1,116,781

	Total Telecommunication Services	2,269,551

	Utilities — 0.2%
	Electric Utilities — 0.2%
	Chugoku Electric Power Co., Inc. (The), (Japan),
JPY 20,000,000	Reg. S, Zero Coupon, 03/23/18	196,795
JPY 30,000,000	Reg. S, Zero Coupon, 03/25/20	296,957

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Utilities — 0.2%
	Electric Utilities — continued
CAD 915,000	Emera, Inc., (Canada), 4.000%, 09/29/25	348,298

	Total Utilities	842,050

	Total Convertible Bonds (Cost $14,428,056)	14,812,042

Corporate Bonds — 1.9%
	Consumer Discretionary — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
850,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 11.000%, 10/01/21 (m)	867,000

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.2%
EUR 550,000	Tesco plc, (United Kingdom), 5.125%, 04/10/47	620,523

	Food Products — 0.1%
328,000	WhiteWave Foods Co. (The), 5.375%, 10/01/22 (m)	374,330

	Total Consumer Staples	994,853

	Energy — 0.2%
	Energy Equipment & Services — 0.2%
	Paragon Offshore plc, (United Kingdom),
1,748,000	6.750%, 07/15/22 (d) (e)	471,960
578,000	7.250%, 08/15/24 (d) (e)	156,060

		628,020

	Oil, Gas & Consumable Fuels — 0.0% (g)
	Linn Energy LLC/Linn Energy Finance Corp.,
575,000	7.750%, 02/01/21 (d) (m)	93,437
187,000	12.000%, 12/15/20 (d) (e) (m)	70,125

		163,562

	Total Energy	791,582

	Industrials — 0.3%
	Commercial Services & Supplies — 0.3%
1,236,000	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	1,164,930

	Information Technology — 0.1%
	Communications Equipment — 0.1%
646,000	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	486,115

	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
86,000	Freeport-McMoRan, Inc., 3.550%, 03/01/22 (m)	73,530

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
	Utilities — 0.7%
	Electric Utilities — 0.5%
1,094,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/18 (d) (e) (m)	1,110,410
444,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	445,110

		1,555,520

	Independent Power & Renewable Electricity Producers — 0.1%
	GenOn Energy, Inc.,
108,000	9.500%, 10/15/18 (m)	87,210
459,000	9.875%, 10/15/20 (m)	325,890

		413,100

	Independent Power and Renewable Electricity Producers — 0.1%
482,000	GenOn Americas Generation LLC, 9.125%, 05/01/31 (m)	392,830

	Total Utilities	2,361,450

	Total Corporate Bonds (Cost $6,116,674)	6,739,460

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Beverages — 0.0% (g)
23,333	China Resources Beer Holdings Co. Ltd., 11.730%, expiring 08/09/16 (Hong Kong) (Cost $–)	9,383

NUMBER OF WARRANTS
Warrants — 1.8%
	Consumer Discretionary — 0.1%
	Distributors — 0.0% (g)
18,750	KBS Fashion Group Ltd., (China), expiring 01/22/18 (Strike Price $11.50) (a)	382

	Hotels, Restaurants & Leisure — 0.1%
54,223	Chanticleer Holdings, Inc., expiring 06/21/17 (Strike Price $5.00) (a)	1,887

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — continued
155,474	Del Taco Restaurants, Inc., expiring 06/30/20 (Strike Price $11.50) (a)	446,210

		448,097

	Media — 0.0% (g)
59,141	Hemisphere Media Group, Inc., expiring 04/04/18 (Strike Price $12.00) (a)	32,528

	Total Consumer Discretionary	481,007

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
59,703	FieldPoint Petroleum Corp., expiring 03/23/18 (Strike Price $4.00) (a)	597
371,648	Kinder Morgan, Inc., expiring 05/25/17 (Strike Price $40.00) (a)	11,149

	Total Energy	11,746

	Financials — 1.1%
	Banks — 0.7%
50,490	Associated Banc-Corp, expiring 11/21/18 (Strike Price $19.77) (a)	109,816
1,342	M&T Bank Corp., expiring 12/23/18 (Strike Price $73.86) (a)	55,371
34,275	PNC Financial Services Group, Inc. (The), expiring 12/31/18 (Strike Price $67.33) (a)	616,950
362	Signature Bank, expiring 12/12/18 (Strike Price $30.21) (a)	34,075
151,666	SunTrust Banks, Inc., expiring 11/14/18 (Strike Price $44.15) (a)	735,580
90,920	TCF Financial Corp., expiring 11/14/18 (Strike Price $16.93) (a)	113,650
3,635	Texas Capital Bancshares, Inc., expiring 01/16/19 (Strike Price $14.84) (a)	119,446
46,403	Valley National Bancorp, expiring 11/14/18 (Strike Price $16.11) (a)	3,944
12,300	Wells Fargo & Co., expiring 10/28/18 (Strike Price $33.90) (a)	174,291
5,590	Wintrust Financial Corp., expiring 12/19/18 (Strike Price $22.82) (a)	170,188
151,600	Zions Bancorporation, expiring 05/22/20 (Strike Price $35.98) (a)	465,412

		2,598,723

	Capital Markets — 0.3%
265,464	Alinma Bank, (United Kingdom), expiring 09/27/16 (Strike Price $0.00) (a)	929,198

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
	Financials — 1.1%
	Diversified Financial Services — 0.0% (g)
	Arowana, Inc. Australia ,
50,630	Australia expiring 05/01/20 (Strike Price $12.50) (a)	4,521
113,750	China Lending Corp., (China), expiring 10/22/19 (Strike Price $12.00) (a)	20,464
15,333	Hennessy Capital Acquisition Corp. II, expiring 09/11/20 (Strike Price $11.50) (a)	5,520

		30,505

	Thrifts & Mortgage Finance — 0.1%
41,957	Washington Federal, Inc., expiring 11/14/18 (Strike Price $17.57) (a)	311,111

	Total Financials	3,869,537

	Health Care — 0.1%
	Biotechnology — 0.1%
136,928	BioTime, Inc., expiring 10/01/18 (Strike Price $4.55) (a)	68,149
23,538	Cellectar Biosciences, Inc., expiring 04/08/21 (Strike Price $3.04) (a)	22,832
20,225	CEL-SCI Corp., expiring 10/11/18 (Strike Price $1.25) (a)	3,034
9,164	ContraFect Corp., expiring 01/31/17 (Strike Price $4.80) (a)	1,191

		95,206

	Health Care Equipment & Supplies — 0.0% (g)
21,098	DarioHealth Corp., (Israel), expiring 03/08/21 (Strike Price $5.63) (a)	19,094
	Pharmaceuticals — 0.0% (g)
62,237	EyeGate Pharmaceuticals, Inc., expiring 07/31/20 (Strike Price $10.62) (a)	31,118
33,679	Kitov Pharmaceuticals Holdings Ltd., (Israel), expiring 11/20/20 (Strike Price $4.13) (a)	25,933
123,769	Oculus Innovative Sciences, Inc., expiring 01/21/20 (Strike Price $1.00) (a)	37,131

		94,182

	Total Health Care	208,482

	Industrials — 0.1%
	Aerospace & Defense — 0.0% (g)
14,552	Tempus Applied Solutions Holdings, Inc., expiring 07/31/20 (Strike Price $11.50) (a)	728

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Industrials — 0.1%
	Machinery — 0.1%
149,670	Blue Bird Corp., expiring 02/24/20 (Strike Price $11.50) (a)	200,558

	Trading Companies & Distributors — 0.0% (g)
6,119	Nexeo Solutions, Inc., expiring 06/09/21 (Strike Price $11.50) (a)	4,803

	Total Industrials	206,089

	Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
83,238	Applied DNA Sciences, Inc., expiring 11/14/19 (Strike Price $3.50) (a)	91,562
32,869	RMG Networks Holding Corp., expiring 04/08/18 (Strike Price $11.50) (a)	361

		91,923

	Semiconductors & Semiconductor Equipment — 0.0% (g)
60,774	Sunworks, Inc., expiring 03/09/20 (Strike Price $4.15) (a)	57,735

	Technology Hardware, Storage & Peripherals — 0.0% (g)
5,706	Eastman Kodak Co., expiring 09/03/18 (Strike Price $16.12) (a)	21,940

	Total Information Technology	171,598

	Materials — 0.4%
	Chemicals — 0.0% (g)
14,458	AgroFresh Solutions, Inc., expiring 02/19/19 (Strike Price $11.50) (a)	13,012
5,000	Delta Technology Holdings Ltd., (China), expiring 12/18/17 (Strike Price $10.00) (a)	900

		13,912

	Construction Materials — 0.2%
	U.S. Concrete, Inc. ,
8,763	expiring 08/31/17 (Strike Price $22.69) (a)	370,763
14,411	expiring 08/31/17 (Strike Price $26.68) (a)	559,003

		929,766

	Metals & Mining — 0.2%
24,797	Franco-Nevada Corp., (Canada), expiring 06/16/17 (Strike Price $75.00) (a)	574,510

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
	Materials — 0.4%
	Metals & Mining — continued
40,502	New Gold, Inc., (Canada), expiring 06/28/17 (Strike Price $15.00) (a)	2,947

		577,457

	Total Materials	1,521,135

	Total Warrants (Cost $5,814,270)	6,469,594

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.3%
14	Allergan plc, expiring 01/20/17 at $210.00, American Style	70,070
151	Charter Communications, Inc., expiring 01/20/17 at $245.00, American Style	194,790
6	Del Taco Restaurants, Inc., expiring 09/16/16 at $12.50, American Style	300
11	Del Taco Restaurants, Inc., expiring 09/16/16 at $15.00, American Style	495
93	Energy XXI Ltd., expiring 01/20/17 at $1.50, American Style	465
3	Energy XXI Ltd., expiring 01/20/17 at $2.00, American Style	7
15	Energy XXI Ltd., expiring 01/19/18 at $1.00, American Style	38
306	Energy XXI Ltd., expiring 01/19/18 at $2.00, American Style	765
155	Forestar Group, Inc., expiring 11/18/16 at $17.50, American Style	3,100
8	Global Eagle Entertainment, Inc., expiring 08/19/16 at $12.50, American Style	60
19	Humana, Inc., expiring 01/20/17 at $180.00, American Style	26,410
481	iShares Edge MSCI Min Vol USA ETF, expiring 03/17/17 at $48.00, American Style	32,468
641	Kinross Gold Corporation, expiring 01/20/17 at $7.00, American Style	24,679
194	LendingClub Corp., expiring 10/21/16 at $5.00, American Style	7,760
20	LinkedIn Corp., expiring 08/19/16 at $195.00, American Style	2,050
902	Linn Energy LLC/Linn Energy Finance Corp., expiring 01/20/17 at $4.00, American Style	2,255
188	Linn Energy LLC/Linn Energy Finance Corp., expiring 01/19/18 at $3.00, American Style	470

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Call Options Purchased — continued
30	Maiden Holdings Ltd., expiring 09/16/16 at $15.00, American Style	975
137	McDermott International, Inc., expiring 08/19/16 at $5.50, American Style	1,712
67	McDermott International, Inc., expiring 11/18/16 at $6.00, American Style	2,345
5	McDermott International, Inc., expiring 01/20/17 at $7.00, American Style	125
560	Micron Technology, Inc., expiring 01/20/17 at $14.00, American Style	95,200
43	Monsanto Co., expiring 10/21/16 at $110.00, American Style	19,887
439	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $23.00, American Style	75,947
700	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $26.00, American Style	11,550
370	PowerShares DB US Dollar Index Bullish Fund, expiring 03/17/17 at $26.00, American Style	8,325
83	Seadrill Ltd., expiring 10/21/16 at $7.00, American Style	415
485	SPDR EURO STOXX 50 ETF, expiring 08/19/16 at $34.00, American Style	4,850
818	SPDR EURO STOXX 50 ETF, expiring 01/20/17 at $35.00, American Style	57,260
420	SPDR EURO STOXX 50 ETF, expiring 01/19/18 at $32.00, American Style	130,200
173	VanEck Vectors Gold Miners ETF, expiring 09/16/16 at $26.00, American Style	86,933
68	Williams Cos., Inc. (The), expiring 08/19/16 at $22.00, American Style	15,606
140	Williams Cos., Inc. (The), expiring 11/18/16 at $25.00, American Style	22,540

	Total Call Options Purchased	900,052

	Put Options Purchased — 0.1%
58	Bunge Ltd., expiring 01/20/17 at $35.00, American Style	2,175
EUR 5	Camden National Corp., expiring 09/16/16 at EUR3,950.00, European Style	1,047
EUR 6	Camden National Corp., expiring 09/16/16 at EUR4,050.00, European Style	1,806
EUR 5	Camden National Corp., expiring 09/16/16 at EUR4,100.00, European Style	1,828
EUR 43	Euro STOXX 50 Index, expiring 08/19/16 at EUR2,700.00, European Style	1,737

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Put Options Purchased — continued
EUR 60	Euro STOXX 50 Index, expiring 09/16/16 at EUR2,750.00, European Style	16,131
EUR 32	Euro STOXX Utilities, expiring 12/16/16 at EUR250.00, European Style	14,567
38	Fiat Chrysler Automobiles N.V., expiring 11/18/16 at $5.00, American Style	760
58	Fiat Chrysler Automobiles N.V., expiring 12/16/16 at $6.00, American Style	3,190
10	Forestar Group, Inc., expiring 08/19/16 at $7.50, American Style	250
47	Global Eagle Entertainment, Inc., expiring 08/19/16 at $10.00, American Style	9,752
288	iShares iBoxx $ High Yield Corporate Bond ETF, expiring 10/21/16 at $83.00, American Style	36,288
144	iShares MSCI Brazil Capped, expiring 01/20/17 at $23.00, American Style	5,040
86	iShares MSCI Emerging Markets ETF, expiring 09/16/16 at $32.00, American Style	1,032
87	Maiden Holdings Ltd., expiring 08/19/16 at $10.00, American Style	435
107	Maiden Holdings Ltd., expiring 08/19/16 at $12.50, American Style	1,872
591	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $22.00, American Style	1,773
517	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $25.00, American Style	37,224
EUR 10	Recon Capital DAX Germany ETF, expiring 09/16/16 at EUR9,200.00, European Style	2,570
EUR 4	Recon Capital DAX Germany ETF, expiring 09/16/16 at EUR9,550.00, European Style	1,788
3	S&P 500 Index, expiring 09/16/16 at EUR1,925.00, European Style	930
93	S&P 500 Index, expiring 09/16/16 at EUR2,050.00, European Style	86,955
205	Seadrill Ltd., expiring 10/21/16 at $4.00, American Style	26,138
420	SPDR EURO STOXX 50 ETF, expiring 01/19/18 at $31.00, American Style	137,550
81	SPDR S&P 500, expiring 12/30/16 at $180.00, American Style	12,677
29	SPDR S&P Metals & Mining ETF, expiring 09/16/16 at $20.00, American Style	217
191	SPDR Select Sector Fund - Health Care, expiring 09/16/16 at $68.00, American Style	4,393

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Put Options Purchased — continued
97	SPDR Select Sector Fund—Industrial, expiring 12/16/16 at $54.00, American Style	11,155
175	SPDR Select Sector Fund—Utilities, expiring 09/16/16 at $45.00, American Style	787
EUR 29	STOXX Europe 600 Basic Resources, expiring 09/16/16 at EUR300.00, European Style	15,481
300	Technology Select Sector SPDR Fund, expiring 12/16/16 at $42.00, American Style	18,150
158	Valeant Pharmaceuticals International, Inc., expiring 01/19/18 at $10.00, American Style	33,022
77	Vanguard REIT ETF, expiring 01/20/17 at $70.00, American Style	4,620
540	Vipshop Holdings Ltd., expiring 01/20/17 at $6.00, American Style	6,750
EUR 11	Vivendi S.A., expiring 09/16/16 at $15.00, American Style	113
EUR 26	Vivendi S.A., expiring 09/16/16 at $15.50, American Style	356
EUR 17	Vivendi S.A., expiring 09/16/16 at $16.00, American Style	349
33	William Lyon Homes, expiring 08/19/16 at $5.00, American Style	413
20	William Lyon Homes, expiring 08/19/16 at $7.50, American Style	200
5	William Lyon Homes, expiring 08/19/16 at $10.00, American Style	63
295	Yahoo!, Inc., expiring 10/21/16 at $32.00, American Style	7,965

	Total Put Options Purchased	509,549

	Total Options Purchased (Cost $2,062,906)	1,409,601

SHARES
Short-Term Investment — 12.8%
	Investment Companies — 12.8%
46,146,142	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) ^^ (Cost $46,146,142)	46,146,142

	Total Investments, Before Short Positions— 75.0% (Cost $254,100,624)	270,904,250

	Other Assets in Excess of Liabilities — 25.0%	90,183,615

	NET ASSETS — 100.0%	$361,087,865

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — 30.0%
Common Stocks — 19.7%
	Consumer Discretionary — 4.4%
	Auto Components — 0.1%
1,198	BorgWarner, Inc.	39,750
5,872	Delphi Automotive plc, (United Kingdom)	398,239
339	Lear Corp.	38,459
1,198	Magna International, Inc., (Canada)	46,207

		522,655

	Automobiles — 0.5%
147,420	Fiat Chrysler Automobiles N.V., (United Kingdom)	944,962
58,485	Ford Motor Co. (m)	740,420
1,306	General Motors Co. (m)	41,191

		1,726,573

	Hotels, Restaurants & Leisure — 0.5%
5,119	Carnival plc, ADR	247,197
372	Chipotle Mexican Grill, Inc. (a)	157,724
4,550	Choice Hotels International, Inc.	219,719
54,914	Del Taco Restaurants, Inc. (a)	577,146
7,400	Marriott International, Inc., Class A	530,580

		1,732,366

	Household Durables — 0.7%
18,182	Lennar Corp., Class A	850,918
6,150	Newell Brands, Inc.	322,629
75,167	William Lyon Homes, Class A (a)	1,304,147

		2,477,694

	Internet & Catalog Retail — 0.3%
6,211	Netflix, Inc. (a)	566,754
8,103	TripAdvisor, Inc. (a)	566,967
3,709	Vipshop Holdings Ltd., (China), ADR (a)	52,779

		1,186,500

	Leisure Products — 0.3%
12,272	Polaris Industries, Inc.	1,211,860

	Media — 1.0%
9,559	Comcast Corp., Class A	642,843
13,011	Discovery Communications, Inc., Class A (a)	326,446
6,010	Hemisphere Media Group, Inc. (a)	76,267
4,077	Liberty Global plc, (United Kingdom), Series C (a)	126,183
10,390	Liberty Media Group, Class C (a)	232,944
3,948	Liberty SiriusXM Group, Class C (a)	139,167
18,250	Lions Gate Entertainment Corp.	364,817
14,414	News Corp., Class B	193,724
7,897	Omnicom Group, Inc.	649,844
4,075	Regal Entertainment Group, Class A	95,844

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Media — continued
2,350	Scripps Networks Interactive, Inc., Class A	155,241
3,553	Viacom, Inc., Class A	176,371
4,508	Walt Disney Co. (The)	432,543

		3,612,234

	Multiline Retail — 0.2%
7,897	Target Corp.	594,881

	Specialty Retail — 0.0% (g)
859	AutoNation, Inc. (a)	45,828

	Textiles, Apparel & Luxury Goods — 0.8%
14,719	Cie Financiere Richemont S.A, (Switzerland), ADR	88,756
9,484	Cie Financiere Richemont S.A., (Switzerland)	576,551
4,480	Swatch Group AG (The), (Switzerland)	1,173,061
26,962	Under Armour, Inc., Class A (a)	1,063,920

		2,902,288

	Total Consumer Discretionary	16,012,879

	Consumer Staples — 1.1%
	Beverages — 0.2%
5,469	Anheuser-Busch InBev N.V., (Belgium), ADR	707,907
1,271	Brown-Forman Corp., Class B	124,800

		832,707

	Food & Staples Retailing — 0.3%
9,991	Kroger Co. (The)	341,592
11,480	Whole Foods Market, Inc.	349,911
16,159	Woolworths Ltd., (Australia)	287,972

		979,475

	Food Products — 0.2%
5,675	TreeHouse Foods, Inc. (a)	585,603

	Household Products — 0.3%
32,479	Central Garden & Pet Co. (a)	787,941
4,550	Procter & Gamble Co. (The)	389,434

		1,177,375

	Personal Products — 0.1%
4,870	Nu Skin Enterprises, Inc., Class A	260,058

	Total Consumer Staples	3,835,218

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
5,476	Helmerich & Payne, Inc.	339,348
49,409	McDermott International, Inc. (a)	255,939

		595,287

	Oil, Gas & Consumable Fuels — 0.2%
5,202	Cobalt International Energy, Inc. (a)	7,751

SHARES	SECURITY DESCRIPTION	VALUE
	Oil, Gas & Consumable Fuels — continued
5,394	Kinder Morgan, Inc.	109,660
4,200	Royal Dutch Shell plc, (Netherlands), Class B, ADR	227,682
37,857	Whiting Petroleum Corp. (a)	279,006

		624,099

	Total Energy	1,219,386

	Financials — 4.4%
	Banks — 2.7%
15,355	Associated Banc-Corp.	285,603
7,500	Bank of Nova Scotia (The), (Canada)	380,775
31,306	DBS Group Holdings Ltd., (Singapore)	361,924
28,500	Huntington Bancshares, Inc.	270,750
182	M&T Bank Corp.	20,850
24,320	PNC Financial Services Group, Inc. (The)	2,010,048
6,850	Royal Bank of Canada, (Canada)	417,576
373	Signature Bank (a)	44,850
62,143	SunTrust Banks, Inc.	2,628,027
24,852	TCF Financial Corp.	337,739
3,285	Texas Capital Bancshares, Inc. (a)	159,454
10,935	Wells Fargo & Co.	524,552
5,086	Wintrust Financial Corp.	268,541
68,281	Zions Bancorporation	1,903,674

		9,614,363

	Capital Markets — 0.3%
21,824	Franklin Resources, Inc.	789,811
1,855	Goldman Sachs Group, Inc. (The)	294,592

		1,084,403

	Diversified Financial Services — 0.0% (g)
8,408	Industrivarden AB, (Sweden), Class A	153,890

	Insurance — 0.3%
40,957	Crawford & Co., Class B	449,708
12,700	First American Financial Corp.	530,987
9,315	Maiden Holdings Ltd., (Bermuda)	130,130

		1,110,825

	Real Estate Investment Trusts (REITs) — 0.6%
16,298	Omega Healthcare Investors, Inc.	562,281
6,366	SL Green Realty Corp.	750,042
9,850	Ventas, Inc.	750,176

		2,062,499

	Real Estate Management & Development — 0.3%
77,422	Forestar Group, Inc. (a)	950,742

	Thrifts & Mortgage Finance — 0.2%
31,565	Washington Federal, Inc.	789,125

	Total Financials	15,765,847

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Health Care — 1.3%
	Biotechnology — 0.1%
49,765	BioTime, Inc. (a)	155,267
2,515	ContraFect Corp. (a)	5,985
40,110	ImmunoGen, Inc. (a)	111,506

		272,758

	Health Care Equipment & Supplies — 0.2%
5,812	Abbott Laboratories (m)	260,087
23,694	Wright Medical Group NV, (Netherlands) (a)	519,610

		779,697

	Health Care Providers & Services — 0.3%
2,278	Aetna, Inc.	262,448
4,473	Anthem, Inc.	587,484
2,331	HealthSouth Corp.	100,350

		950,282

	Life Sciences Tools & Services — 0.2%
5,366	Illumina, Inc. (a)	892,634

	Pharmaceuticals — 0.5%
520	Allergan plc (a)	131,534
32,381	Depomed, Inc. (a)	614,267
8,189	Medicines Co. (The) (a)	320,272
11,800	Teva Pharmaceutical Industries Ltd., (Israel), ADR	631,300

		1,697,373

	Total Health Care	4,592,744

	Industrials — 2.5%
	Aerospace & Defense — 0.3%
4,930	Boeing Co. (The) (m)	658,944
5,953	HEICO Corp.	413,793
3,610	Spirit AeroSystems Holdings, Inc., Class A (a)	156,602

		1,229,339

	Industrial Conglomerates — 0.1%
508	3M Co.	90,607
542	Roper Technologies, Inc.	92,335

		182,942

	Machinery — 1.9%
9,360	AGCO Corp.	450,777
47,599	Blue Bird Corp. (a)	670,670
12,384	Caterpillar, Inc.	1,024,900
1,635	Cummins, Inc.	200,729
28,067	Deere & Co.	2,181,086
2,642	Donaldson Co., Inc.	95,455
3,120	Dover Corp.	222,862
4,710	Illinois Tool Works, Inc.	543,534
6,350	Lincoln Electric Holdings, Inc.	394,081
1,810	Snap-on, Inc.	284,478

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery — continued
57,808	Volvo AB, (Sweden), Class B	615,984

		6,684,556

	Professional Services — 0.0% (g)
2,875	RELX plc, (United Kingdom), ADR	55,430

	Trading Companies & Distributors — 0.2%
8,281	Fastenal Co.	354,013
2,949	Nexeo Solutions, Inc. (a) (m)	27,868
1,617	W.W. Grainger, Inc.	353,880

		735,761

	Total Industrials	8,888,028

	Information Technology — 2.8%
	Communications Equipment — 0.1%
4,232	ARRIS International plc (a)	115,280
8,584	Ciena Corp. (a)	164,727

		280,007

	Electronic Equipment, Instruments & Components — 0.0% (g)
10,959	Applied DNA Sciences, Inc. (a)	37,589

	Internet Software & Services — 2.0%
71,486	Alibaba Group Holding Ltd., (China), ADR (a)	5,896,165
100	Alphabet, Inc., Class C (a)	76,879
4,851	Cornerstone OnDemand, Inc. (a)	209,515
6,200	j2 Global, Inc.	414,408
72,200	Yahoo Japan Corp., (Japan)	318,284
11,910	Zillow Group, Inc., Class C (a)	467,467

		7,382,718

	IT Services — 0.2%
4,672	PayPal Holdings, Inc. (a)	173,985
40,900	Unisys Corp. (a)	405,319

		579,304

	Semiconductors & Semiconductor Equipment — 0.2%
22,170	Micron Technology, Inc. (a)	304,616
14,600	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	405,588

		710,204

	Software — 0.3%
22,828	Mentor Graphics Corp.	487,606
2,680	Paycom Software, Inc. (a)	126,523
2,709	VMware, Inc., Class A (a)	197,703
4,923	Workday, Inc., Class A (a)	410,283

		1,222,115

	Total Information Technology	10,211,937

	Materials — 2.0%
	Chemicals — 0.5%
4,824	AgroFresh Solutions, Inc. (a)	31,115

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Chemicals — continued
2,520	Albemarle Corp.	212,108
7,660	H.B. Fuller Co.	356,650
22,043	Mosaic Co. (The)	595,161
34,057	Potash Corp. of Saskatchewan, Inc., (Canada)	531,289

		1,726,323

	Construction Materials — 0.4%
21,376	U.S. Concrete, Inc. (a)	1,378,752

	Metals & Mining — 1.1%
52,566	Allegheny Technologies, Inc.	936,201
38,873	BHP Billiton Ltd., (Australia), ADR	1,154,139
17,606	Franco-Nevada Corp., (Canada)	1,357,482
16,842	Fresnillo plc, (Mexico)	430,985
24,242	Kinross Gold Corp., (Canada) (a)	125,331

		4,004,138

	Total Materials	7,109,213

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
4,325	CenturyLink, Inc.	135,978
228,400	Koninklijke KPN N.V., (Netherlands)	751,230
84,625	Telecom Italia S.p.A., (Italy) (a)	72,311
68,960	Telefonica S.A., (Spain)	675,450
7,167	Telefonica S.A., (Spain), ADR	69,950
16,458	Verizon Communications, Inc.	911,938

		2,616,857

	Wireless Telecommunication Services — 0.0% (g)
19,624	Sprint Corp. (a)	120,491

	Total Telecommunication Services	2,737,348

	Utilities — 0.2%
	Electric Utilities — 0.2%
7,480	Chugoku Electric Power Co., Inc. (The), (Japan)	93,933
21,860	Emera, Inc., (Canada)	815,031

	Total Utilities	908,964

	Total Common Stocks (Proceeds $69,671,189)	71,281,564

Exchange-Traded Funds — 10.2%
	Fixed Income — 0.3%
38,833	PowerShares DB U.S. Dollar Index Bullish Fund (a)	958,010

	International Equity — 1.0%
1,900	Direxion Daily Emerging Markets Bear 3X Shares (a)	49,419
16,828	iShares Edge MSCI Min Vol USA ETF	789,065
8,600	iShares MSCI Emerging Markets ETF	311,578
36,583	SPDR EURO STOXX 50 ETF	1,190,411

SHARES	SECURITY DESCRIPTION	VALUE
	Chemicals — continued
19,944	SPDR S&P Biotech ETF	1,238,522

	Total International Equity	3,578,995

	U.S. Equity — 8.9%
1,800	Direxion Daily Financial Bear 3X Shares (a)	60,336
3,800	Direxion Daily Financial Bull 3X Shares (a)	107,806
2,790	Direxion Daily Gold Miners Index Bull 3X Shares (a)	447,823
3,500	Direxion Daily Small Cap Bear 3X Shares (a)	105,035
11,050	Financial Select Sector SPDR Fund	261,222
18,597	iShares Russell 2000 ETF	2,251,911
119,021	SPDR S&P 500 ETF Trust (m)	25,845,410
6,343	SPDR S&P MidCap 400 ETF Trust	1,800,016
14,675	SPDR S&P Retail ETF	661,696
13,697	Technology Select Sector SPDR Fund	636,363

	Total U.S. Equity	32,177,618

	Total Exchange-Traded Funds (Proceeds $35,242,450)	36,714,623

Convertible Bonds — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
388,000	Whiting Petroleum Corp., 1.250%, 04/01/20 (Proceeds $290,048)	304,337

Corporate Bonds — 0.0% (g)
	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
260,000	Allegheny Technologies, Inc., 7.875%, 08/15/23 (Proceeds $212,371)	247,000

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Banks — 0.0% (g)
9,000	Bank of America Corp., expiring 01/16/19 (Strike Price $13.03) (a) (Proceeds $58,882)	35,640

	Total Securities Sold Short (Proceeds $105,474,940)	108,583,164

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	CAC 40 Index^	08/19/16	EUR	993,281	8,709
20	Hang Seng Index^	08/30/16	HKD	2,814,744	(12,535)
6	Brent Crude Oil Futures^	08/31/16	USD	261,180	(25,339)
3	NY Harbor ULSD Futures^	08/31/16	USD	164,745	(23,337)
6	Euro Bund^	09/08/16	EUR	1,125,669	13,234
13	10 Year Mini Japanese Government Bond^	09/09/16	JPY	1,946,528	(6,094)
1	10 Year Japanese Government Bond^	09/12/16	JPY	1,495,565	(6,345)
10	Low Sulphur Gas Oil Futures^	09/12/16	USD	377,250	(49,539)
50	10 Year Australian Government Bond	09/15/16	AUD	5,218,750	97,412
16	Cocoa Futures^	09/15/16	GBP	486,394	356
7	DAX Index^	09/16/16	EUR	2,019,937	21,048
41	DJIA Mini E-CBOT^	09/16/16	USD	3,764,210	65,760
28	E-mini Russell 2000^	09/16/16	USD	3,407,600	107,877
39	E-mini S&P 500^	09/16/16	USD	4,227,990	91,045
13	FTSE 100 Index^	09/16/16	GBP	1,149,123	51,997
28	NASDAQ 100 E-Mini^	09/16/16	USD	2,646,980	60,569
8	Coffee ‘C’ Futures^	09/20/16	USD	438,600	(3,658)
73	10 Year U.S. Treasury Note	09/21/16	USD	9,712,422	64,592
14	CAN 10 Year Bond^	09/21/16	CAD	1,592,096	14,302
23	LME Primary Aluminum Futures^	09/21/16	USD	943,144	(8,458)
16	LME Zinc Futures^	09/21/16	USD	897,000	65,087
18	U.S. Treasury Long Bond^	09/21/16	USD	3,139,875	120,388
8	Long Gilt	09/28/16	GBP	1,386,446	74,334
12	Silver Futures^	09/28/16	USD	1,220,820	111,570
22	Sugar No. 11 (World) Futures^	09/30/16	USD	469,392	13,551
6	Soybean Futures^	11/14/16	USD	300,900	(29,915)
6	Cotton No. 2 Futures^	12/07/16	USD	222,120	25,379
13	Soybean Meal Futures^	12/14/16	USD	452,010	(50,383)
11	Gold 100 OZ Futures^	12/28/16	USD	1,493,250	22,127
239	3-Month Euro Euribor^	12/18/17	EUR	67,051,001	41,454
165	90 Day Eurodollar^	12/18/17	USD	40,856,063	(32,128)
149	90 Day Sterling^	12/20/17	GBP	24,575,308	64,666
	Short Futures Outstanding
(15)	WTI Crude Oil Futures^	08/22/16	USD	(624,000)	14,899
(23)	Natural Gas Futures^	08/29/16	USD	(661,480)	(26,199)
(4)	Gasoline RBOB Futures^	08/31/16	USD	(221,659)	2,117
(5)	Euro Bund	09/08/16	EUR	(938,058)	(24,406)
(3)	Nikkei 225 Futures^	09/08/16	JPY	(481,359)	(11,138)
(10)	TOPIX Index^	09/08/16	JPY	(1,282,397)	(13,962)
(6)	10 Year Mini Japanese Government Bond	09/09/16	JPY	(898,397)	(4,440)
(5)	E-mini Russell 2000	09/16/16	USD	(608,500)	(36,600)
(4)	E-mini S&P 500	09/16/16	USD	(433,640)	(20,458)
(2)	Euro STOXX 50 Index^	09/16/16	EUR	(66,740)	(667)
(10)	10 Year Canadian Government Bond	09/21/16	CAD	(1,137,211)	(24,495)
(8)	Corn Futures^	12/14/16	USD	(137,100)	(2,158)
(14)	Hard Red Winter Wheat Futures^	12/14/16	USD	(305,200)	34,326
(11)	Soybean Oil Futures^	12/14/16	USD	(203,610)	3,571
(25)	Wheat Futures^	12/14/16	USD	(544,688)	84,697

					862,813

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
150,000	AUD	Australia and New Zealand Banking Group Limited	08/23/16	114,499	113,908	(591)
25,066	AUD	Deutsche Bank AG	08/23/16	18,990	19,035	45
6,512,000	AUD	Morgan Stanley^	09/23/16	4,882,695	4,940,216	57,521
5,401	AUD	Royal Bank of Canada	08/23/16	4,044	4,101	57
257,993	BRL	Merrill Lynch International†	08/23/16	77,144	78,976	1,832
353,759	CAD	Citibank, N.A.	08/23/16	270,650	270,985	335
1,210,000	CAD	Morgan Stanley^	09/23/16	949,312	927,001	(22,311)
2,180,169	CHF	Morgan Stanley	09/21/16	2,275,225	2,255,927	(19,298)
391,000	CHF	Morgan Stanley^	09/23/16	406,109	404,630	(1,479)
213,432,924	COP	Merrill Lynch International†	08/23/16	72,869	69,193	(3,676)
19,652	EUR	Deutsche Bank AG	08/23/16	21,665	21,989	324
2,057,326	EUR	Morgan Stanley	09/21/16	2,295,722	2,305,020	9,298
1,594,000	EUR	Morgan Stanley^	09/23/16	1,800,705	1,786,086	(14,619)
45,000	EUR	Morgan Stanley	09/30/16	49,981	50,440	459
1,069,029	GBP	Morgan Stanley	09/21/16	1,535,285	1,416,050	(119,235)
3,090,000	GBP	Morgan Stanley^	09/23/16	4,437,852	4,093,217	(344,635)
9,321,114	JPY	Royal Bank of Canada	08/23/16	89,967	91,417	1,450
238,239	JPY	State Street Corp.	08/23/16	2,249	2,337	88
66,846,059	JPY	Morgan Stanley	09/21/16	626,427	656,401	29,974
787,883,000	JPY	Morgan Stanley^	09/23/16	7,455,340	7,737,388	282,048
3,509,000	MXN	Morgan Stanley^	09/23/16	187,519	186,096	(1,423)
527,766	NOK	Goldman Sachs International	08/23/16	62,442	62,556	114
716,869	NZD	Citibank, N.A.	08/23/16	519,056	517,198	(1,858)
3,858,000	NZD	Morgan Stanley^	09/23/16	2,730,748	2,779,531	48,783
4,727,755	RUB	Goldman Sachs International†	08/23/16	73,266	71,248	(2,018)
204,474	TRY	Citibank, N.A.	08/23/16	69,870	68,101	(1,769)
1,072,091	ZAR	Deutsche Bank AG	08/23/16	73,797	76,897	3,100
				31,103,428	31,005,944	(97,484)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
41,952	AUD	Citibank, N.A.	08/23/16	31,535	31,858	(323)
155,401	AUD	Merrill Lynch International	08/23/16	117,853	118,009	(156)
3,609,000	AUD	Morgan Stanley^	09/23/16	2,672,815	2,737,905	(65,090)
283,000	AUD	Morgan Stanley	09/30/16	207,760	214,648	(6,888)
332,561	CAD	Australia and New Zealand Banking Group Limited	08/23/16	254,422	254,747	(325)
2,235,000	CAD	Morgan Stanley^	09/23/16	1,738,447	1,712,272	26,175
1,969,000	CAD	Morgan Stanley	09/30/16	1,507,019	1,508,518	(1,499)
10,350	CHF	Australia and New Zealand Banking Group Limited	08/23/16	10,496	10,691	(195)
2,150,000	CHF	Deutsche Bank AG	08/12/16	2,189,521	2,219,550	(30,029)
278,833	CHF	Goldman Sachs International	08/23/16	282,617	288,049	(5,432)
3,111,006	CHF	Morgan Stanley	09/21/16	3,219,645	3,219,111	534
4,027,000	CHF	Morgan Stanley^	09/23/16	4,175,228	4,167,385	7,843
32,229,984	CNH	Morgan Stanley	01/26/17	4,780,124	4,821,153	(41,029)
1,726,784	CZK	Deutsche Bank AG	08/23/16	70,661	71,478	(817)
2,400,000	EUR	Deutsche Bank AG	08/12/16	2,653,807	2,684,208	(30,401)
326,158	EUR	Citibank, N.A.	08/23/16	360,905	364,943	(4,038)
3,569,346	EUR	Morgan Stanley	09/21/16	3,984,956	3,999,083	(14,127)
7,730,000	EUR	Morgan Stanley^	09/23/16	8,611,118	8,661,500	(50,382)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
798,000	EUR	Morgan Stanley	09/30/16	884,895	894,463	(9,568)
88,845	GBP	Goldman Sachs International	08/23/16	117,667	117,620	47
1,069,029	GBP	Morgan Stanley	09/21/16	1,420,751	1,416,049	4,702
4,736,000	GBP	Morgan Stanley^	09/23/16	6,644,467	6,273,616	370,851
528,000	GBP	Morgan Stanley	09/30/16	705,025	699,521	5,504
4,747,000	HKD	Morgan Stanley	09/30/16	612,434	612,317	117
23,600,177	HUF	Standard Chartered Bank	08/23/16	83,112	84,828	(1,716)
275,255	ILS	BNP Paribas	08/23/16	71,039	72,206	(1,167)
2,000,000	JPY	Royal Bank of Canada	08/23/16	19,304	19,615	(311)
530,345,000	JPY	Morgan Stanley^	09/23/16	5,123,597	5,208,243	(84,646)
33,025,000	MXN	Morgan Stanley^	09/23/16	1,791,401	1,751,452	39,949
625,000	NZD	Morgan Stanley^	09/23/16	443,109	450,289	(7,180)
286,781	RON	Deutsche Bank AG	08/23/16	70,667	72,058	(1,391)
5,700,000	SEK	Deutsche Bank AG	08/12/16	663,300	666,441	(3,141)
2,515,717	SEK	Goldman Sachs International	08/23/16	294,140	294,295	(155)
2,376,380	TWD	Standard Chartered Bank†	08/23/16	73,911	74,801	(890)
52,741,000	TWD	Morgan Stanley†	12/15/16	1,641,323	1,665,989	(24,666)
				57,529,071	57,458,911	70,160

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
Abbott Laboratories, American Style		42.00	08/19/16	18	(5,175)		588
Apple, Inc., American Style		105.00	08/19/16	7	(714)		858
Berkshire Hathaway Inc.		145.00	09/16/16	5	(1,225)		1,338
Boeing Co. (The), American Style		135.00	08/19/16	7	(830)		2,167
Cisco Systems, Inc., American Style		30.00	08/19/16	25	(2,700)		645
Coca-Cola Co. (The), American Style		48.00	08/19/16	15	(8)		623
Del Taco Restaurants, Inc., American Style		10.00	09/16/16	444	(31,080)		70,054
Direxion Daily FTSE China Bear 3x Shares, American Style		22.50	10/21/16	60	(7,650)		56,973
Direxion Daily FTSE China Bull 3x Shares, American Style		9.00	10/21/16	135	(89,775)		60,523
Dow Chemical Co. (The), American Style		55.00	09/16/16	13	(1,099)		1,619
Ford Motor Co., American Style		14.00	08/19/16	51	(102)		1,709
General Motors Co., American Style		34.00	09/16/16	22	(297)		1,045
Gilead Sciences, Inc., American Style		92.50	08/19/16	8	(44)		1,148
Intel Corp., American Style		33.00	08/19/16	22	(4,081)		913
Kellogg Co., American Style		80.00	08/19/16	9	(3,825)		2,156
LinkedIn Corp., American Style		200.00	08/19/16	20	(1,110)		679
M&T Bank Corp., American Style		90.00	01/20/17	10	(25,750)		29,003
Medivation, Inc., American Style		65.00	09/16/16	17	(4,242)		3,946
Microsoft Corp., American Style		57.50	08/19/16	13	(455)		514
Monsanto Co., American Style		125.00	10/21/16	43	(2,709)		4,919
NCR Corp., American Style		34.00	10/21/16	393	(53,055)		47,595
Pfizer, Inc., American Style		35.00	08/19/16	20	(3,860)		890
QUALCOMM, Inc., American Style		55.00	08/19/16	13	(9,880)		1,810
Reynolds American, Inc., American Style		52.50	08/19/16	13	(130)		1,229
United Technologies Corp., American Style		110.00	08/19/16	7	(270)		466
Verizon Communications, Inc., American Style		55.00	08/19/16	13	(1,151)		319
Wells Fargo & Co., American Style		50.00	08/19/16	14	(77)		609

					(251,291)

Put Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
Del Taco Restaurants, Inc., American Style		10.00	09/16/16	27	(810)		2,417
Euro STOXX 50 Index, European Style	EUR	2,450.00	08/19/16	43	(141)	EUR	23,928
Recon Capital DAX Germany ETF, European Style	EUR	8,500.00	09/16/16	10	(839)	EUR	11,495
S&P 500 Index, European Style		1,825.00	09/16/16	3	(473)		8,691
STOXX® Europe 600 Sector Index, European Style	EUR	270.00	09/16/16	29	(5,962)	EUR	7,691

					(8,224)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Index:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF July 31, 2016 [2]		NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
iTraxx Europe Crossover Series 24.2	5.000% Quarterly	12/20/20	3.171%	EUR	196,000	(16,841)	12,903

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swap on credit indiex are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Total Return Basket Swaps* Outstanding at July 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	12/20/2016	(218)
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	05/08/2017	6,347
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	07/25/2017	446,330
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	06/22/2018	13,551	**

			466,010

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	This represents the value of the swap subsequent to reset.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, rannoch, Etieve, Ness, Tarbat
BRL	—	Brazilian Real
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CNH	—	Chinese Renminbi
COP	—	Colombian Peso
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2016. The rate may be subject to a cap and floor.
ILS	—	Israeli Shekel
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NASDAQ	—	National Association of Securities Dealers Automated Quotation
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RBOB	—	Reformulated gasoline blendstock for oxygen blending
REIT	—	Real Estate Investment Trust.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2016.
TOPIX	—	Tokyo Stock Price Index
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2016.
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

CZK	—	Czech Republic Koruna
DAX	—	Deutscher Aktien Index
DJIA	—	Dow Jones Industrial Average
ETF	—	Exchange Traded Fund
ETN	—	Exchange-Traded Note
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of July 31, 2016.
(m)	—	All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
^	—	Represents positions held in the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.
†	—	Non-deliverable forward.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,623,358
Aggregate gross unrealized depreciation	(3,819,732)

Net unrealized appreciation/depreciation	$16,803,626

Federal income tax cost of investments	$254,100,624

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.3%
Auto Components — 0.1%
Calsonic Kansei Corp. (Japan)	2,000	16,215	15,386	(829)
Cie Generale des Etablissements Michelin (France)	168	16,617	17,171	554
Cooper Tire & Rubber Co.	480	14,817	15,835	1,018
Cooper-Standard Holding, Inc.	224	18,673	19,723	1,050
GKN plc (United Kingdom)	5,160	19,137	19,750	613
Goodyear Tire & Rubber Co. (The)	557	14,772	15,969	1,197
Lear Corp.	166	18,565	18,833	268
Linamar Corp. (Canada)	439	17,712	17,427	(285)
Magna International, Inc. (Canada)	432	16,023	16,643	620
Valeo SA (France)	408	18,984	20,931	1,947

	10,034	171,515	177,668	6,153

Automobiles — 0.0% (g)
Fuji Heavy Industries Ltd. (Japan)	600	23,211	22,923	(288)
Peugeot S.A. (France) (a)	1,248	16,609	18,849	2,240
Renault S.A. (France)	214	17,807	18,711	904
Thor Industries, Inc.	250	18,443	19,135	692

	2,312	76,070	79,618	3,548

Distributors — 0.0% (g)
Inchcape plc (United Kingdom)	1,781	16,388	15,880	(508)
Hotels, Restaurants & Leisure — 0.0% (g)
Carnival plc	330	15,173	15,873	700
Cracker Barrel Old Country Store, Inc.	110	16,928	17,315	387
Flight Centre Travel Group Ltd. (Australia)	815	19,992	19,973	(19)
Ladbrokes plc (United Kingdom)	9,447	15,412	17,336	1,924
McDonald’s Corp.	137	16,934	16,118	(816)
Star Entertainment Grp Ltd. (The) (Australia)	3,975	16,923	17,954	1,031
William Hill plc (United Kingdom)	4,478	15,802	18,942	3,140
Wyndham Worldwide Corp.	266	20,080	18,891	(1,189)

	19,558	137,244	142,402	5,158

Household Durables — 0.0% (g)
Bellway plc (United Kingdom)	749	19,515	20,764	1,249
Berkeley Group Holdings plc (United Kingdom)	557	19,338	19,757	419
Bovis Homes Group plc (United Kingdom)	1,936	19,850	20,967	1,117
DR Horton, Inc.	551	18,624	18,117	(507)
Haseko Corp. (Japan)	1,700	17,819	17,865	46
Iida Group Holdings Co., Ltd. (Japan)	900	18,347	17,818	(529)
KB Home	1,129	18,549	17,725	(824)
Persimmon plc (United Kingdom)	981	20,396	21,904	1,508

	8,503	152,438	154,917	2,479

Leisure Products — 0.0% (g)
Heiwa Corp. (Japan)	800	16,588	16,436	(152)
Media — 0.1%
Gannett Co., Inc.	1,130	15,843	14,419	(1,424)
Informa plc (United Kingdom)	1,877	18,370	17,734	(636)
Interpublic Group of Cos., Inc. (The)	919	21,863	21,192	(671)
Mediaset Espana Comunicacion S.A. (Spain)	1,668	19,644	19,171	(473)
Meredith Corp.	375	20,962	20,430	(532)
New Media Investment Group, Inc.	1,022	19,909	18,048	(1,861)
Omnicom Group, Inc.	223	18,460	18,351	(109)
RELX PLC (United Kingdom)	1,028	18,972	19,520	548
Scripps Networks Interactive, Inc., Class A	279	18,712	18,431	(281)
Sinclair Broadcast Group, Inc., Class A	551	16,767	15,329	(1,438)
UBM PLC (United Kingdom)	1,928	15,885	17,112	1,227
WPP plc (United Kingdom)	759	16,737	17,030	293

	11,759	222,124	216,767	(5,357)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Multiline Retail — 0.0% (g)
Big Lots, Inc.	367	18,853	19,517	664
Dillard’s, Inc., Class A	248	15,864	16,785	921
Target Corp. (a)	217	15,850	16,346	496

	832	50,567	52,648	2,081

Specialty Retail — 0.1%
Abercrombie & Fitch Co., Class A	939	18,010	19,447	1,437
Adastria Co Ltd. (Japan)	500	15,573	15,575	2
American Eagle Outfitters, Inc.	1,051	17,867	18,834	967
Best Buy Co., Inc.	581	18,232	19,522	1,290
Children’s Place, Inc. (The)	253	20,931	21,146	215
Express, Inc.	985	14,144	14,736	592
GameStop Corp., Class A	588	16,458	18,198	1,740
JB Hi-Fi Ltd. (Australia)	300	5,884	5,919	35
Outerwall, Inc.	459	20,178	24,171	3,993
Super Retail Group Ltd. (Australia)	2,407	17,116	17,954	838

	8,063	164,393	175,502	11,109

Textiles, Apparel & Luxury Goods — 0.0% (g)
Michael Kors Holdings Ltd. (United Kingdom)	358	18,641	18,516	(125)

Total Consumer Discretionary	64,000	1,025,968	1,050,354	24,386

Consumer Staples — 0.2%
Beverages — 0.0% (g)
Coca-Cola HBC AG (Switzerland) (a)	937	19,031	19,372	341
Coca-Cola West Co., Ltd. (Japan)	600	17,044	16,579	(465)
Dr. Pepper Snapple Group, Inc.	226	21,925	22,263	338
PepsiCo, Inc. (a)	168	18,423	18,299	(124)

	1,931	76,423	76,513	90

Food & Staples Retailing — 0.1%
Koninklijke Ahold Delhaize NV (Netherlands)	494	11,712	11,794	82
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	400	19,235	17,638	(1,597)
Metcash Ltd. (Australia) (a)	13,935	20,519	22,843	2,324
Metro, Inc. (Canada)	537	19,303	19,524	221
SpartanNash Co.	696	21,465	21,924	459
UNY Group Holdings Co Ltd. (Japan)	2,400	19,652	19,430	(222)
Wal-Mart Stores, Inc.	257	18,933	18,753	(180)
Wm Morrison Supermarkets plc (United Kingdom)	6,153	14,783	15,121	338

	24,872	145,602	147,027	1,425

Food Products — 0.1%
Campbell Soup Co.	273	18,187	17,000	(1,187)
Darling Ingredients, Inc.	1,250	19,175	19,725	550
Dean Foods Co.	1,217	22,624	22,466	(158)
Ebro Foods S.A. (Spain)	955	22,317	21,781	(536)
Fresh Del Monte Produce, Inc.	352	19,596	20,011	415
General Mills, Inc.	262	18,694	18,835	141
Ingredion, Inc.	161	21,387	21,452	65
JM Smucker Co (The)	126	19,248	19,424	176
Morinaga & Co., Ltd. (Japan)	3,000	19,189	19,787	598
Pinnacle Foods, Inc.	472	22,830	23,699	869
Sanderson Farms, Inc.	187	15,968	16,379	411
Tyson Foods, Inc., Class A	258	17,945	18,989	1,044

	8,513	237,160	239,548	2,388

Household Products — 0.0% (g)
Energizer Holdings, Inc.	407	20,338	20,973	635
Procter & Gamble Co (The)	226	19,438	19,343	(95)

	633	39,776	40,316	540

Personal Products — 0.0% (g)
Unilever PLC (United Kingdom)	402	18,745	18,807	62
Tobacco — 0.0% (g)
Altria Group, Inc.	288	19,990	19,497	(493)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Tobacco — continued
Imperial Brands plc (United Kingdom)	347	18,333	18,286	(47)
Philip Morris International, Inc.	189	18,732	18,949	217
Universal Corp.	328	19,693	19,454	(239)

	1,152	76,748	76,186	(562)

Total Consumer Staples	37,503	594,454	598,397	3,943

Energy — 0.1%
Energy Equipment & Services — 0.0% (g)
Diamond Offshore Drilling, Inc.	735	18,992	16,699	(2,293)
Helmerich & Payne, Inc.	291	17,798	18,033	235
John Wood Group plc (United Kingdom)	2,094	18,947	18,320	(627)
Noble Corp. plc (United Kingdom)	2,468	19,546	18,214	(1,332)
Patterson-UTI Energy, Inc.	1,014	21,547	19,661	(1,886)
Petrofac Ltd. (United Kingdom)	1,564	16,603	15,464	(1,139)
Precision Drilling Corp. (Canada)	3,706	18,099	15,810	(2,289)
Rowan Cos. plc, Class A	970	17,227	14,783	(2,444)
Schlumberger Ltd.	232	18,342	18,681	339
WorleyParsons Ltd. (Australia)	3,448	20,185	19,739	(446)

	16,522	187,286	175,404	(11,882)

Oil, Gas & Consumable Fuels — 0.1%
BP plc (United Kingdom)	3,749	22,677	21,211	(1,466)
Chevron Corp.	172	18,409	17,627	(782)
CVR Energy, Inc.	1,219	17,151	18,041	890
Denbury Resources, Inc.	4,684	15,317	13,584	(1,733)
Enbridge Income Fund Holdings, Inc. (Canada)	926	22,985	23,050	65
Euronav NV (Belgium)	1,625	14,407	14,005	(402)
Exxon Mobil Corp.	210	19,975	18,680	(1,295)
Galp Energia SGPS S.A. (Portugal)	1,450	20,535	19,862	(673)
Idemitsu Kosan Co., Ltd. (Japan)	500	9,757	9,789	32
Koninklijke Vopak N.V. (Netherlands)	326	15,934	16,760	826
Neste Oil OYJ (Finland)	517	18,247	19,620	1,373
Nordic American Tankers Ltd. (Norway)	1,402	19,348	17,245	(2,103)
OMV AG (Austria)	738	21,303	19,712	(1,591)
PBF Energy, Inc., Class A	635	13,957	14,186	229
Phillips 66	204	15,435	15,516	81
Royal Dutch Shell plc (Netherlands)	770	21,578	20,481	(1,097)
TOTAL S.A. (France)	404	19,834	19,430	(404)
Valero Energy Corp.	329	16,430	17,200	770
Veresen, Inc. (Canada)	2,464	20,760	20,853	93
Western Refining, Inc.	725	14,224	15,116	892
World Fuel Services Corp.	434	20,719	20,658	(61)

	23,483	378,982	372,626	(6,356)

Total Energy	40,005	566,268	548,030	(18,238)

Financials — 0.2%
Banks — 0.1%
Bank of Montreal (Canada)	290	18,819	18,591	(228)
Bank of Queensland Ltd. (Australia)	1,446	11,496	11,633	137
Chemical Financial Corp.	457	17,951	18,911	960
Fulton Financial Corp.	1,576	22,127	21,512	(615)
National Bank of Canada (Canada)	646	22,522	22,121	(401)
Popular, Inc. (Puerto Rico)	579	19,414	19,506	92
Toronto-Dominion Bank (The) (Canada)	489	21,217	21,307	90
Trustmark Corp.	759	19,643	19,810	167

	6,242	153,189	153,391	202

Capital Markets — 0.0% (g)
3i Group plc (United Kingdom)	2,344	18,061	19,145	1,084
A2A SpA (Italy)	12,845	17,389	18,247	858
BGC Partners, Inc., Class A	2,048	18,514	18,166	(348)
Investec plc (South Africa)	3,047	18,227	18,136	(91)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Capital Markets — continued
KCG Holdings, Inc., Class A	1,259	19,061	19,049	(12)
SBI Holdings, Inc. (Japan)	1,600	17,202	17,327	125

	23,143	108,454	110,070	1,616

Diversified Financial Services — 0.0% (g)
Home Capital Group, Inc. (Canada)	791	17,423	16,830	(593)
ORIX Corp. (Japan)	1,400	20,041	19,647	(394)

	2,191	37,464	36,477	(987)

Insurance — 0.1%
Aflac, Inc.	253	18,560	18,287	(273)
Ageas (Belgium)	456	15,513	15,330	(183)
Allianz SE (Germany)	110	15,743	15,761	18
American National Insurance Co.	183	20,791	20,926	135
Aspen Insurance Holdings Ltd. (Bermuda)	442	19,890	20,314	424
Assured Guaranty Ltd. (Bermuda)	823	21,398	22,048	650
Baloise Holding AG (Switzerland)	159	17,801	17,896	95
CNP Assurances (France)	1,083	16,591	16,546	(45)
Everest Re Group Ltd. (Bermuda)	89	15,999	16,822	823
Hannover Rueck SE (Germany)	174	17,744	17,797	53
Hanover Insurance Group, Inc. (The)	197	16,513	16,221	(292)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	109	18,061	18,178	117
NN Group N.V. (Netherlands)	707	19,110	19,070	(40)
Old Republic International Corp.	965	18,789	18,702	(87)
Phoenix Group Holdings (Jersey)	1,771	18,740	18,786	46
Poste Italiane S.p.A (Italy)	2,745	19,166	19,127	(39)
Power Corp. of Canada (Canada)	928	19,958	20,214	256
Reinsurance Group of America, Inc.	186	18,101	18,460	359
SCOR SE (France)	512	15,209	14,957	(252)
Sun Life Financial, Inc. (Canada)	595	19,366	19,605	239
Swiss Life Holding AG (Switzerland) (a)	80	18,152	18,249	97
Swiss Re AG (Switzerland)	215	18,477	18,023	(454)
Talanx AG (Germany)	519	15,561	15,610	49
Unum Group	590	19,116	19,712	596
Validus Holdings Ltd. (Bermuda)	411	19,987	20,316	329

	14,302	454,336	456,957	2,621

Real Estate Management & Development — 0.0% (g)
Nexity SA (France)	365	19,212	19,416	204
Thrifts & Mortgage Finance — 0.0% (g)
Aareal Bank AG (Germany)	580	19,044	19,057	13
Northwest Bancshares, Inc.	1,246	18,615	18,578	(37)

	1,826	37,659	37,635	(24)

Total Financials	48,069	810,314	813,946	3,632

Health Care — 0.2%
Health Care Equipment & Supplies — 0.0% (g)
CR Bard, Inc.	81	18,810	18,122	(688)
ResMed, Inc.	330	21,384	22,730	1,346
Teleflex, Inc.	125	22,374	22,539	165

	536	62,568	63,391	823

Health Care Providers & Services — 0.1%
Aetna, Inc.	158	18,744	18,203	(541)
Alfresa Holdings Corp (Japan)	900	19,580	19,731	151
Cardinal Health, Inc.	210	17,296	17,556	260
Chemed Corp.	155	21,774	22,807	1,033
Express Scripts Holding Co.	247	19,595	18,789	(806)
Laboratory Corp. of America Holdings	135	18,700	18,840	140
Magellan Health, Inc.	310	21,308	21,226	(82)
Owens & Minor, Inc.	522	18,719	18,641	(78)
Quest Diagnostics, Inc.	233	19,409	20,122	713

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc.	137	19,362	19,618	256
Universal Health Services, Inc., Class B	141	19,067	18,264	(803)
WellCare Health Plans Inc (a)	173	18,831	18,476	(355)

	3,321	232,385	232,273	(112)

Health Care Technology — 0.0% (g)
Quality Systems, Inc.	1,203	15,158	14,773	(385)
Life Sciences Tools & Services — 0.0% (g)
Agilent Technologies, Inc.	403	18,808	19,388	580
Charles River Laboratories International, Inc. (a)	228	19,521	20,048	527
Lonza Group AG (Switzerland) (a)	123	21,343	23,164	1,821
PerkinElmer, Inc.	357	19,771	20,321	550
PRA Health Sciences, Inc.	390	17,207	18,088	881
Thermo Fisher Scientific, Inc. (a)	136	21,357	21,602	245

	1,637	118,007	122,611	4,604

Pharmaceuticals — 0.1%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	300	17,197	16,962	(235)
Johnson & Johnson	155	19,065	19,411	346
Merck KGaA (Germany)	182	19,172	20,099	927
Mitsubishi Tanabe Pharma Corp. (Japan)	1,100	19,649	20,534	885
Pfizer, Inc.	529	19,451	19,515	64
Recordati S.p.A. (Italy)	624	19,420	20,252	832
Roche Holding AG (Switzerland)	80	21,020	20,593	(427)
STADA Arzneimittel AG (Germany)	343	17,688	18,515	827

	3,313	152,662	155,881	3,219

Total Health Care	10,010	580,780	588,929	8,149

Industrials — 0.3%
Aerospace & Defense — 0.0% (g)
CAE, Inc. (Canada)	1,414	17,957	18,866	909
Huntington Ingalls Industries, Inc.	125	21,451	21,572	121
Meggitt plc (United Kingdom)	2,983	16,188	17,277	1,089

	4,522	55,596	57,715	2,119

Air Freight & Logistics — 0.0% (g)
Royal Mail plc (United Kingdom)	2,946	19,731	19,865	134
Airlines — 0.0% (g)
Alaska Air Group, Inc.	262	17,040	17,612	572
Delta Air Lines, Inc.	515	20,590	19,956	(634)
Deutsche Lufthansa AG (Germany)	1,320	16,804	15,690	(1,114)
Hawaiian Holdings, Inc.	447	19,860	20,352	492
Virgin America, Inc. (a)	222	12,521	12,414	(107)

	2,766	86,815	86,024	(791)

Building Products — 0.0% (g)
Owens Corning	357	19,592	18,889	(703)
Universal Forest Products, Inc.	215	21,455	23,246	1,791

	572	41,047	42,135	1,088

Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	513	19,109	19,089	(20)
ACCO Brands Corp. (a)	1,735	19,068	19,501	433
Babcock International Group plc (United Kingdom)	1,555	19,735	19,944	209
Brady Corp., Class A	644	20,788	20,698	(90)
Deluxe Corp.	279	19,248	18,858	(390)
Herman Miller, Inc.	580	18,519	19,006	487
RR Donnelley & Sons Co.	1,029	18,409	18,440	31
Tetra Tech, Inc.	689	21,786	22,689	903
West Corp.	896	19,703	19,810	107

	7,920	176,365	178,035	1,670

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios S.A. (Spain)	538	15,914	15,427	(487)
Comfort Systems USA, Inc.	664	21,202	20,172	(1,030)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Construction & Engineering — continued
COMSYS Holdings Corp. (Japan)	1,100	18,501	18,296	(205)
Eiffage S.A. (France)	228	16,623	17,530	907
EMCOR Group, Inc.	414	21,474	23,060	1,586
Kinden Corp. (Japan)	1,600	18,963	19,312	349
MasTec, Inc. (a)	775	19,011	18,949	(62)
Nippo Corp. (Japan)	1,000	17,959	18,383	424
Tokyu Construction Co Ltd. (Japan)	1,000	10,435	10,465	30
Vinci S.A. (France)	236	17,491	17,937	446

	7,555	177,573	179,531	1,958

Electrical Equipment — 0.0% (g)
Eaton Corp PLC	300	19,149	19,023	(126)
EnerSys	318	20,133	19,827	(306)
Fuji Electric Co., Ltd. (Japan)	4,000	17,719	17,655	(64)
Furukawa Electric Co., Ltd. (Japan)	8,000	20,189	20,888	699
Nexans SA (France) (a)	363	15,851	18,319	2,468
Prysmian S.p.A. (Italy)	751	16,943	17,587	644
Schneider Electric SE (France)	316	19,586	20,617	1,031

	14,048	129,570	133,916	4,346

Machinery — 0.1%
Allison Transmission Holdings Inc	657	19,125	18,935	(190)
Amada Holdings Co., Ltd. (Japan)	1,700	18,133	18,527	394
Barnes Group, Inc.	572	20,958	21,696	738
Briggs & Stratton Corp.	766	17,036	17,411	375
Cargotec Oyj (Finland)	479	20,002	21,482	1,480
Georg Fischer AG (Switzerland)	22	17,645	17,932	287
Kennametal, Inc.	699	16,503	17,377	874
KION Group AG (Germany)	308	15,789	16,889	1,100
OKUMA Corp. (Japan)	3,000	22,205	22,822	617
Parker-Hannifin Corp.	153	17,393	17,471	78
SPX Flow, Inc.	580	16,060	15,823	(237)
Timken Co., (The)	507	16,087	16,959	872
Wabash National Corp.	1,271	17,159	18,404	1,245

	10,714	234,095	241,728	7,633

Professional Services — 0.0% (g)
ManpowerGroup, Inc.	292	19,739	20,265	526
Road & Rail — 0.0% (g)
Sankyu, Inc. (Japan)	1,000	5,629	5,671	42
Trading Companies & Distributors — 0.0% (g)
Applied Industrial Technologies, Inc.	410	19,007	19,250	243
ITOCHU Corp. (Japan)	1,400	18,106	15,873	(2,233)
Kloeckner & Co. SE (Germany)	1,684	21,444	22,578	1,134
Rexel S.A. (France)	1,482	20,141	22,040	1,899
WESCO International, Inc.	358	19,676	19,955	279

	5,334	98,374	99,696	1,322

Transportation Infrastructure — 0.0% (g)
Flughafen Zuerich AG (Switzerland)	102	18,524	19,121	597

Total Industrials	57,771	1,063,058	1,083,702	20,644

Information Technology — 0.2%
Communications Equipment — 0.0% (g)
Cisco Systems, Inc.	444	13,240	13,555	315
Motorola Solutions Inc.	181	12,199	12,558	359
NETGEAR, Inc.	330	16,335	16,972	637
Plantronics, Inc.	270	12,617	13,025	408

	1,225	54,391	56,110	1,719

Electronic Equipment, Instruments & Components — 0.0% (g)
Coherent, Inc.	136	12,860	14,423	1,563
Corning, Inc.	730	15,585	16,221	636

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Dolby Laboratories, Inc., Class A	292	14,323	14,690	367
Methode Electronics, Inc.	455	15,556	15,939	383
Orbotech Ltd. (Israel)	458	12,737	13,067	330
QLogic Corp.	1,094	16,377	16,979	602
Sanmina Corp.	563	16,254	14,266	(1,988)
SYNNEX Corp.	142	14,196	14,275	79
Tech Data Corp.	169	12,912	13,170	258
Vishay Intertechnology, Inc.	1,084	13,723	14,450	727

	5,123	144,523	147,480	2,957

Internet Software & Services — 0.0% (g)
Alphabet, Inc., Class A (a)	17	12,506	13,453	947
j2 Global, Inc.	193	12,752	12,900	148
Mixi, Inc. (Japan)	300	10,551	10,747	196

	510	35,809	37,100	1,291

IT Services — 0.1%
Amdocs Ltd.	240	13,894	14,006	112
Atos SE (France)	151	12,697	14,802	2,105
CACI International, Inc., Class A	166	15,458	15,825	367
CGI Group, Inc. (Canada), Class A	305	13,278	14,808	1,530
Convergys Corp.	516	13,705	13,751	46
CSG Systems International, Inc.	305	12,679	12,279	(400)
Leidos Holdings, Inc.	259	12,896	12,953	57
NeuStar, Inc., Class A	545	13,145	13,729	584
Science Applications International Corp.	260	15,452	15,798	346
Sykes Enterprises, Inc. (a)	460	14,191	14,117	(74)
TIS, Inc. (Japan)	500	11,682	12,909	1,227
Total System Services, Inc.	266	14,563	13,545	(1,018)
Western Union Co. (The)	686	13,809	13,720	(89)

	4,659	177,449	182,242	4,793

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.	395	15,472	16,084	612
ASM International N.V. (Netherlands)	340	13,432	13,252	(180)
BE Semiconductor Industries N.V. (Netherlands)	473	12,974	14,046	1,072
Intel Corp. (a)	407	14,273	14,188	(85)
Kulicke & Soffa Industries, Inc. (Singapore)	1,096	13,788	13,766	(22)
Marvell Technology Group Ltd. (Bermuda)	1,120	11,200	13,160	1,960
MaxLinear, Inc., Class A (a)	624	12,811	13,609	798
Mellanox Technologies Ltd. (Israel)	272	13,777	12,017	(1,760)
Microchip Technology, Inc.	279	15,002	15,524	522
MKS Instruments, Inc.	275	12,639	12,562	(77)
Power Integrations, Inc.	265	13,849	15,124	1,275
Qorvo, Inc.	240	14,261	15,175	914
Semtech Corp.	624	15,250	15,862	612
Teradyne, Inc.	720	14,962	14,220	(742)
Tessera Technologies, Inc.	439	14,026	14,109	83
Ulvac, Inc. (Japan)	400	12,182	12,393	211

	7,969	219,898	225,091	5,193

Software — 0.0% (g)
CA, Inc.	377	12,995	13,063	68
Citrix Systems, Inc.	169	14,338	15,063	725
COLOPL, Inc. (Japan)	700	13,306	10,463	(2,843)
Konami Holdings Corp. (Japan)	400	16,049	15,509	(540)
Mentor Graphics Corp.	680	14,790	14,525	(265)
Micro Focus International plc (United Kingdom)	600	14,349	15,379	1,030
Nexon Co., Ltd. (Japan)	900	13,696	13,342	(354)
Nuance Communications, Inc.	915	14,887	14,704	(183)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Software — continued
Open Text Corp. (Canada)	254	15,094	15,478	384
Oracle Corp.	343	14,327	14,077	(250)
Software AG (Germany)	351	13,031	14,162	1,131
Vmware, Inc., Class A (a)	179	11,111	13,063	1,952

	5,868	167,973	168,828	855

Technology Hardware, Storage & Peripherals — 0.0% (g)
Apple, Inc.	160	15,805	16,674	869
FUJIFILM Holdings Corp. (Japan)	300	11,838	10,763	(1,075)

	460	27,643	27,437	(206)

Total Information Technology	25,814	827,686	844,288	16,602

Materials — 0.2%
Chemicals — 0.1%
Cabot Corp.	436	21,660	21,229	(431)
Covestro AG (Germany)	418	19,006	19,539	533
Dow Chemical Co. (The)	343	17,856	18,409	553
Innophos Holdings, Inc.	453	19,579	19,506	(73)
Kuraray Co., Ltd. (Japan)	1,400	17,912	17,657	(255)
LyondellBasell Industries N.V., Class A	204	15,894	15,353	(541)
Mitsubishi Gas Chemical Co., Inc. (Japan)	3,000	17,008	17,092	84
Stepan Co.	321	20,091	20,643	552
Sumitomo Chemical Co., Ltd. (Japan)	4,000	17,693	17,704	11
Teijin Ltd. (Japan)	5,000	19,024	18,806	(218)
Trinseo S.A.	414	21,081	20,613	(468)
Ube Industries Ltd. (Japan)	10,000	17,841	17,434	(407)

	25,989	224,645	223,985	(660)

Construction Materials — 0.0% (g)
CSR Ltd. (Australia)	6,664	19,493	19,507	14
Sumitomo Osaka Cement Co., Ltd. (Japan)	4,000	18,194	19,090	896

	10,664	37,687	38,597	910

Containers & Packaging — 0.0% (g)
Avery Dennison Corp.	242	17,794	18,849	1,055
Packaging Corp of America	281	20,803	20,988	185
Rengo Co Ltd. (Japan)	3,000	19,645	19,694	49

	3,523	58,242	59,531	1,289

Metals & Mining — 0.1%
APERAM SA (Luxembourg)	472	18,516	19,762	1,246
Aurubis AG (Germany)	315	15,038	16,368	1,330
BlueScope Steel Ltd. (Australia)	3,038	19,055	19,599	544
Centamin plc (Jersey)	9,235	19,376	20,307	931
Commercial Metals Co.	1,041	18,623	17,218	(1,405)
Glencore plc (Switzerland) (a)	9,233	22,718	22,788	70
Kaiser Aluminum Corp.	189	17,702	15,659	(2,043)
Northern Star Resources Ltd. (Australia)	6,269	26,072	25,623	(449)
Nucor Corp.	358	20,288	19,203	(1,085)
OZ Minerals Ltd. (Australia)	4,042	21,486	19,790	(1,696)
Regis Resources Ltd. (Australia)	7,827	22,194	24,332	2,138
Reliance Steel & Aluminum Co.	239	20,004	18,747	(1,257)
Sims Metal Management Ltd.	2,511	17,455	16,183	(1,272)
Steel Dynamics, Inc.	815	22,698	21,858	(840)
Yamato Kogyo Co Ltd. (Japan)	800	20,267	22,589	2,322

	46,384	301,492	300,026	(1,466)

Paper & Forest Products — 0.0% (g)
Schweitzer-Mauduit International, Inc.	506	19,354	19,132	(222)
UPM-Kymmene OYJ (Finland)	1,065	20,822	21,963	1,141

	1,571	40,176	41,095	919

Total Materials	88,131	662,242	663,234	992

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
AT&T, Inc.	508	21,788	21,991	203
CenturyLink, Inc.	660	20,671	20,751	80
Sunrise Communications Group AG (Switzerland)	290	19,172	18,737	(435)
Verizon Communications, Inc.	333	18,595	18,452	(143)
	1,791	80,226	79,931	(295)
Wireless Telecommunication Services — 0.0% (g)
Freenet AG (Germany)	632	17,739	17,647	(92)
KDDI Corp. (Japan)	700	21,598	21,481	(117)
NTT DOCOMO, Inc. (Japan)	700	19,532	19,015	(517)
	2,032	58,869	58,143	(726)
Total Telecommunication Services	3,823	139,095	138,074	(1,021)
Utilities — 0.1%
Electric Utilities — 0.1%
EDP - Energias de Portugal S.A. (Portugal)	5,617	18,357	19,268	911
Emera, Inc. (Canada)	577	21,761	21,513	(248)
Endesa S.A. (Spain)	836	17,004	17,562	558
Enel S.p.A. (Italy)	4,233	18,894	19,483	589
Entergy Corp.	226	18,143	18,394	251
Exelon Corp.	501	18,281	18,677	396
FirstEnergy Corp.	521	18,433	18,193	(240)
Great Plains Energy, Inc.	620	18,476	18,464	(12)
Iberdrola S.A. (Spain)	2,638	17,603	18,125	522
OGE Energy Corp.	571	18,306	18,369	63
SSE plc (United Kingdom)	914	19,186	18,347	(839)
	17,254	204,444	206,395	1,951
Gas Utilities — 0.0% (g)
ONE Gas, Inc.	345	22,805	22,411	(394)
Multi-Utilities — 0.0% (g)
AGL Energy Ltd. (Australia)	1,390	21,116	21,762	646
CenterPoint Energy, Inc.	772	18,574	18,466	(108)
E.ON SE (Germany)	1,788	18,985	19,176	191
National Grid plc (United Kingdom)	1,243	17,883	17,823	(60)
	5,193	76,558	77,227	669
Total Utilities	22,792	303,807	306,033	2,226
Total Long Positions of Total Return Basket Swap	397,918	6,573,672	6,634,987	61,315
Short Positions
Common Stocks
Consumer Discretionary — 0.3%
Auto Components — 0.0% (g)
NGK Spark Plug Co., Ltd. (Japan)	900	15,013	14,687	326
Diversified Consumer Services — 0.0% (g)
Bright Horizons Family Solutions, Inc.	229	15,439	15,359	80
Hotels, Restaurants & Leisure — 0.1%
Accor S.A. (France)	371	15,522	15,532	(10)
Belmond Ltd. (United Kingdom), Class A	1,304	14,540	14,983	(443)
Buffalo Wild Wings, Inc.	104	14,134	17,468	(3,334)
Chipotle Mexican Grill, Inc.	33	13,360	13,992	(632)
Choice Hotels International, Inc.	303	14,459	14,632	(173)
ClubCorp Holdings, Inc.	1,144	16,668	16,588	80
Domino’s Pizza Enterprises Ltd. (Australia)	320	16,618	18,333	(1,715)
Fiesta Restaurant Group, Inc.	620	15,103	13,851	1,252
Merlin Entertainments plc (United Kingdom)	2,678	16,517	16,754	(237)
NH Hotel Group S.A. (Spain)	3,869	16,530	17,610	(1,080)
Penn National Gaming, Inc.	1,002	14,118	15,050	(932)
Red Robin Gourmet Burgers, Inc. (a)	317	15,416	15,330	86
Resorttrust, Inc. (Japan)	700	15,558	15,841	(283)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Scientific Games Corp., Class A (a)	1,338	13,795	14,256	(461)
Tabcorp Holdings Ltd. (Australia)	4,392	15,002	16,342	(1,340)
Whitbread plc (United Kingdom)	282	13,793	14,400	(607)
Wynn Resorts Ltd.	150	13,833	14,692	(859)
	18,927	254,966	265,654	(10,688)
Internet & Catalog Retail — 0.0% (g)
HSN, Inc.	301	15,504	15,399	105
Rakuten, Inc. (Japan)	1,400	16,031	15,843	188
TripAdvisor, Inc. (a)	241	16,451	16,863	(412)
Yoox Net-A-Porter Group (Italy)	521	14,123	14,603	(480)
Zalando SE (Germany) (a)	405	12,159	15,357	(3,198)
	2,868	74,268	78,065	(3,797)
Leisure Products — 0.0% (g)
Polaris Industries, Inc.	157	14,965	15,504	(539)
Media — 0.0% (g)
Altice N.V. (Netherlands), Class A	1,004	14,643	14,904	(261)
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	1,355	14,766	14,191	575
Dentsu, Inc. (Japan)	300	14,757	14,333	424
EW Scripps Co. (The), Class A	867	15,285	14,704	581
Lions Gate Entertainment Corp.	813	16,268	16,252	16
Live Nation Entertainment, Inc.	655	16,054	17,960	(1,906)
Madison Square Garden Co. (The), Class A	95	16,665	17,365	(700)
Telenet Group Holding N.V. (Belgium) (a)	336	15,353	15,935	(582)
	5,425	123,791	125,644	(1,853)
Multiline Retail — 0.0% (g)
Hudson’s Bay Co. (Canada)	1,175	15,011	14,768	243
Isetan Mitsukoshi Holdings Ltd. (Japan)	1,700	16,676	16,704	(28)
Next plc (United Kingdom)	230	15,608	15,292	316
Ollie’s Bargain Outlet Holdings, Inc.	621	15,376	16,233	(857)
Ryohin Keikaku Co., Ltd. (Japan)	100	22,238	22,201	37
	3,826	84,909	85,198	(289)
Specialty Retail — 0.1%
Advance Auto Parts, Inc.	102	16,788	17,326	(538)
Burlington Stores, Inc.	198	13,422	15,149	(1,727)
CarMax, Inc.	312	17,232	18,177	(945)
CST Brands, Inc.	352	15,506	15,741	(235)
Dufry AG (Switzerland) (a)	117	14,248	13,463	785
L Brands, Inc.	225	15,628	16,628	(1,000)
Lithia Motors, Inc, Class A	212	17,094	18,293	(1,199)
Restoration Hardware Holdings, Inc.	413	11,357	12,725	(1,368)
	1,931	121,275	127,502	(6,227)
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	800	14,818	14,681	137
Cie Financiere Richemont S.A. (Switzerland)	237	14,220	14,408	(188)
Crocs, Inc.	1,287	15,663	14,582	1,081
G-III Apparel Group Ltd. (a)	342	17,480	13,690	3,790
Gildan Activewear, Inc. (Canada)	583	18,199	17,106	1,093
Hermes International (France)	42	16,378	18,075	(1,697)
Hugo Boss AG (Germany)	257	14,051	15,252	(1,201)
Kate Spade & Co.	696	14,658	15,096	(438)
Kering (France)	93	15,931	17,675	(1,744)
lululemon athletica, Inc. (Canada)	193	15,015	14,986	29
Luxottica Group S.p.A. (Italy)	323	16,244	15,702	542
NIKE, Inc., Class B	265	14,692	14,708	(16)
Under Armour, Inc., Class A (a)	345	14,380	13,614	766
	5,463	201,729	199,575	2,154
Total Consumer Discretionary	39,726	906,355	927,188	(20,833)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Consumer Staples — 0.1%
Beverages — 0.0% (g)
Anheuser-Busch InBev N.V. (Belgium)	143	18,138	18,474	(336)
Boston Beer Co., Inc. (The), Class A	85	14,407	15,545	(1,138)
Brown-Forman Corp., Class B	180	17,759	17,674	85

	408	50,304	51,693	(1,389)

Food & Staples Retailing — 0.1%
Aeon Co Ltd. (Japan)	1,000	14,677	14,369	308
Cosmos Pharmaceutical Corp. (Japan)	100	20,723	20,986	(263)
Costco Wholesale Corp.	100	16,641	16,722	(81)
PriceSmart, Inc.	166	13,225	12,928	297
Tesco plc (United Kingdom) (a)	6,589	14,463	13,585	878
United Natural Foods, Inc.	292	13,969	14,594	(625)

	8,247	93,698	93,184	514

Food Products — 0.0% (g)
Associated British Foods plc (United Kingdom)	419	15,479	14,915	564
Barry Callebaut AG (Switzerland) (a)	13	16,876	16,991	(115)
Calbee, Inc. (Japan)	400	17,306	17,465	(159)
Kerry Group plc (Ireland), Class A	162	14,604	13,861	743
Kewpie Corp. (Japan)	500	15,927	15,396	531
Yakult Honsha Co., Ltd. (Japan)	300	15,087	14,327	760

	1,794	95,279	92,955	2,324

Household Products — 0.0% (g)
B&M European Value Retail S.A. (Luxembourg)	3,587	12,878	12,209	669
Pigeon Corp. (Japan)	500	12,894	12,508	386
Unicharm Corp. (Japan)	700	14,959	14,393	566

	4,787	40,731	39,110	1,621

Personal Products — 0.0% (g)
Beiersdorf AG (Germany)	193	18,139	18,132	7
Edgewell Personal Care Co.	186	16,048	15,738	310
Kose Corp. (Japan)	200	17,670	18,418	(748)

	579	51,857	52,288	(431)

Tobacco — 0.0% (g)
Vector Group Ltd.	740	16,680	16,347	333

Total Consumer Staples	16,555	348,549	345,577	2,972

Energy — 0.1%
Energy Equipment & Services — 0.0% (g)
Saipem S.p.A. (Italy) (a)	30,884	14,271	13,532	739
Weatherford International plc (Switzerland) (a)	2,883	17,356	16,375	981

	33,767	31,627	29,907	1,720

Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp.	316	17,383	17,231	152
Cheniere Energy, Inc.	402	16,024	16,816	(792)
Cobalt International Energy, Inc.	10,847	17,138	16,162	976
Concho Resources, Inc.	143	17,586	17,761	(175)
Continental Resources, Inc.	331	15,213	14,580	633
EQT Corp.	194	14,659	14,135	524
Gulfport Energy Corp.	542	16,482	15,767	715
Kosmos Energy Ltd.	2,859	16,811	15,867	944
Matador Resources Co.	752	16,582	15,860	722
MEG Energy Corp. (Canada) (a)	2,833	14,210	11,999	2,211
Noble Energy, Inc.	439	16,155	15,681	474
Oasis Petroleum, Inc.	1,573	13,591	11,955	1,636
PDC Energy, Inc. (a)	266	14,428	14,569	(141)
Range Resources Corp.	367	15,818	14,794	1,024
Rice Energy, Inc.	679	14,870	15,834	(964)
RSP Permian, Inc.	479	16,746	17,220	(474)
Seven Generations Energy Ltd. (Canada), Class A (a)	729	15,205	15,299	(94)
SM Energy Co.	532	14,082	14,433	(351)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Synergy Resources Corp.	2,592	16,848	16,874	(26)
Tourmaline Oil Corp. (Canada)	581	15,144	14,885	259
Tullow Oil plc (United Kingdom) (a)	4,746	14,298	12,499	1,799
Vermilion Energy, Inc. (Canada)	480	15,566	15,992	(426)
WPX Energy, Inc.	1,815	18,350	18,132	218

	34,497	363,189	354,345	8,844

Total Energy	68,264	394,816	384,252	10,564

Financials — 0.2%
Banks — 0.0% (g)
Bank of Ireland (Ireland)	73,500	15,611	15,197	414
Bank of Kyoto Ltd. (The) (Japan)	2,000	13,058	13,463	(405)
Liberbank S.A. (Spain)	12,663	9,529	9,678	(149)
Royal Bank of Scotland Group plc (United Kingdom) (a)	6,617	16,110	16,842	(732)
Standard Chartered plc (United Kingdom) (a)	2,095	16,631	16,752	(121)

	96,875	70,939	71,932	(993)

Capital Markets — 0.1%
Banca Generali SpA (Italy)	585	12,618	12,110	508
Charles Schwab Corp. (The)	634	17,137	18,018	(881)
Financial Engines, Inc.	565	14,825	14,910	(85)
Hargreaves Lansdown PLC (United Kingdom)	921	15,090	15,829	(739)
ICAP plc (United Kingdom)	2,505	14,641	14,714	(73)
Julius Baer Group Ltd. (Switzerland) (a)	382	15,774	15,664	110
Platinum Asset Management Ltd. (Australia)	3,367	15,324	15,514	(190)
Schroders plc (United Kingdom)	434	14,645	15,042	(397)
Stifel Financial Corp.	421	14,011	14,882	(871)
TD Ameritrade Holding Corp.	602	17,651	18,277	(626)

	10,416	151,716	154,960	(3,244)

Consumer Finance — 0.0% (g)
Aiful Corp. (Japan)	4,700	14,905	14,069	836
LendingClub Corp. (a)	3,265	14,660	15,084	(424)
Provident Financial PLC (United Kingdom)	500	17,001	17,931	(930)

	8,465	46,566	47,084	(518)

Diversified Financial Services — 0.0% (g)
CBOE Holdings, Inc.	249	17,071	17,131	(60)
Element Financial Corp. (Canada)	1,434	15,559	15,398	161
Moody’s Corp.	141	14,571	14,947	(376)
Onex Corp. (Canada)	297	17,628	18,437	(809)
Wendel SA (France)	137	14,318	14,633	(315)

	2,258	79,147	80,546	(1,399)

Insurance — 0.0% (g)
Japan Post Holdings Co., Ltd. (Japan)	1,200	15,067	15,848	(781)
St. James’s Place plc (United Kingdom)	1,454	16,304	17,795	(1,491)

	2,654	31,371	33,643	(2,272)

Real Estate Management & Development — 0.1%
Aeon Mall Co., Ltd. (Japan)	1,300	17,371	17,465	(94)
Capital & Counties Properties plc (United Kingdom)	3,199	12,233	12,303	(70)
CBRE Group, Inc., Class A	513	14,769	14,595	174
Howard Hughes Corp. (The) (a)	134	15,591	16,008	(417)
Hulic Co., Ltd. (Japan)	1,600	16,718	16,596	122
Kennedy-Wilson Holdings, Inc.	811	15,969	17,071	(1,102)
Mitsubishi Estate Co., Ltd. (Japan)	1,000	18,884	18,598	286
Mitsui Fudosan Co., Ltd. (Japan)	1,000	23,026	21,646	1,380
NTT Urban Development Corp. (Japan)	1,600	17,219	17,052	167
Realogy Holdings Corp.	492	14,548	15,247	(699)
Sumitomo Realty & Development Co., Ltd. (Japan)	1,000	27,516	25,874	1,642

	12,649	193,844	192,455	1,389

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Thrifts & Mortgage Finance — 0.0% (g)
PHH Corp.	1,101	15,932	16,086	(154)
U-Blox AG (Switzerland)	42	9,825	10,629	(804)

	1,143	25,757	26,715	(958)

Total Financials	134,460	599,340	607,335	(7,995)

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
DexCom, Inc.	189	14,657	17,432	(2,775)
Endologix, Inc. (a)	1,058	14,685	14,928	(243)
Insulet Corp.	535	17,767	18,934	(1,167)
Neogen Corp.	320	17,911	17,648	263
NxStage Medical, Inc. (a)	701	15,233	15,499	(266)
Olympus Corp. (Japan)	400	15,073	13,803	1,270
Wright Medical Group N.V. (Netherlands) (a)	859	18,048	18,838	(790)
Zeltiq Aesthetics, Inc.	512	15,969	17,382	(1,413)

	4,574	129,343	134,464	(5,121)

Health Care Providers & Services — 0.0% (g)
Acadia Healthcare Co, Inc.	270	14,350	15,255	(905)
Diplomat Pharmacy, Inc. (a)	406	14,827	14,587	240
Healthscope Ltd. (Australia)	7,041	15,254	15,858	(604)
Ramsay Health Care Ltd. (Australia)	308	17,092	18,451	(1,359)

	8,025	61,523	64,151	(2,628)

Health Care Technology — 0.0% (g)
Medidata Solutions, Inc.	282	13,330	14,988	(1,658)
Life Sciences Tools & Services — 0.0% (g)
Eurofins Scientific SE (Luxembourg)	41	15,309	15,380	(71)
Illumina, Inc.	116	17,251	19,297	(2,046)
MorphoSys AG (Germany)	281	12,314	12,451	(137)

	438	44,874	47,128	(2,254)

Pharmaceuticals — 0.0% (g)
Cempra, Inc. (a)	907	16,752	16,299	453
Medicines Co. (The)	443	16,001	17,326	(1,325)
Nektar Therapeutics	979	15,126	16,927	(1,801)
Pacira Pharmaceuticals, Inc.	332	12,214	12,035	179
Takeda Pharmaceutical Co., Ltd. (Japan)	400	17,183	17,823	(640)
TherapeuticsMD, Inc. (a)	1,770	14,160	13,753	407

	4,831	91,436	94,163	(2,727)

Total Health Care	18,150	340,506	354,894	(14,388)

Industrials — 0.3%
Aerospace & Defense — 0.0% (g)
Airbus Group SE (France)	275	16,179	16,223	(44)
Bombardier, Inc. (Canada), Class B	10,057	15,947	15,097	850
Cobham plc (United Kingdom)	7,237	15,870	16,408	(538)
Finmeccanica S.p.A. (Italy) (a)	1,407	15,247	16,073	(826)
Hexcel Corp.	406	17,158	17,527	(369)
Rolls-Royce Holdings plc (United Kingdom) (a)	1,850	18,240	19,358	(1,118)
TASER International, Inc.	521	14,171	15,088	(917)
Zodiac Aerospace (France)	814	18,890	18,329	561

	22,567	131,702	134,103	(2,401)

Air Freight & Logistics — 0.0% (g)
Bollore S.A. (France)	4,440	14,890	16,076	(1,186)
Yamato Holdings Co., Ltd. (Japan)	700	17,016	17,225	(209)

	5,140	31,906	33,301	(1,395)

Airlines — 0.0% (g)
Spirit Airlines, Inc.	340	16,136	14,535	1,601
Building Products — 0.0% (g)
Advanced Drainage Systems, Inc.	659	18,564	17,602	962
Armstrong World Industries, Inc.	365	14,056	15,501	(1,445)
Nippon Sheet Glass Co., Ltd. (Japan)	20,000	14,514	14,640	(126)

	21,024	47,134	47,743	(609)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	1,487	14,639	15,212	(573)
Clean Harbors, Inc.	318	16,930	16,352	578
Covanta Holding Corp.	920	15,613	14,738	875
G4S plc (United Kingdom)	6,393	15,172	15,752	(580)
Mineral Resources Ltd. (Australia)	2,561	19,342	19,205	137
Serco Group plc (United Kingdom) (a)	11,054	17,260	17,511	(251)
Societe BIC SA (France)	107	15,332	15,815	(483)
Sohgo Security Services Co Ltd. (Japan)	300	14,822	14,815	7
Stericycle, Inc. (a)	164	17,369	14,804	2,565
Tyco International plc	327	14,123	14,901	(778)

	23,631	160,602	159,105	1,497

Construction & Engineering — 0.0% (g)
Ackermans & van Haaren N.V. (Belgium)	121	13,974	14,646	(672)
Ferrovial SA (Spain)	724	14,867	14,986	(119)
OCI N.V. (Netherlands)	896	13,688	13,684	4

	1,741	42,529	43,316	(787)

Electrical Equipment — 0.0% (g)
Mabuchi Motor Co., Ltd. (Japan)	300	12,757	13,585	(828)
Nidec Corp. (Japan)	200	16,516	18,148	(1,632)
Sensata Technologies Holding N.V.	457	16,447	17,330	(883)

	957	45,720	49,063	(3,343)

Machinery — 0.1%
Alstom S.A. (France)	606	14,845	14,923	(78)
Deere & Co.	192	16,015	14,920	1,095
DMG Mori Co., Ltd. (Japan)	1,600	17,696	16,613	1,083
Donaldson Co., Inc.	439	15,677	15,861	(184)
Flowserve Corp.	307	14,908	14,690	218
Konecranes OYJ (Finland)	596	14,809	17,966	(3,157)
Melrose Industries plc (United Kingdom)	1,707	15,006	15,459	(453)
Middleby Corp. (The) (a)	127	14,968	15,288	(320)
Navistar International Corp.	1,140	13,919	14,615	(696)
OC Oerlikon Corp. AG (Switzerland) (a)	1,729	15,586	16,181	(595)
Proto Labs, Inc.	263	15,912	14,476	1,436

	8,706	169,341	170,992	(1,651)

Professional Services — 0.0% (g)
Bureau Veritas S.A. (France)	800	17,130	17,386	(256)
SEEK Ltd. (Australia)	1,439	17,472	18,311	(839)

	2,239	34,602	35,697	(1,095)

Road & Rail — 0.1%
Avis Budget Group, Inc.	484	17,545	17,777	(232)
Genesee & Wyoming, Inc., Class A	283	18,367	18,324	43
Heartland Express, Inc.	957	17,484	17,724	(240)
Hertz Global Holdings, Inc.	337	17,113	16,415	698
Kansas City Southern	165	15,573	15,858	(285)
Keio Corp. (Japan)	2,000	18,924	18,609	315
Knight Transportation, Inc.	515	14,574	15,363	(789)
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	12,127	11,839	288
Old Dominion Freight Line, Inc.	220	14,351	15,325	(974)

	5,961	146,058	147,234	(1,176)

Trading Companies & Distributors — 0.0% (g)
Ashtead Group plc (United Kingdom)	1,140	17,051	18,043	(992)
Brenntag AG (Germany)	298	15,125	14,803	322
Herc Holdings, Inc.	112	3,762	3,973	(211)
MISUMI Group, Inc. (Japan)	800	13,563	14,694	(1,131)
Univar, Inc.	793	14,591	14,520	71

	3,143	64,092	66,033	(1,941)

Transportation Infrastructure — 0.0% (g)
Abertis Infraestructuras S.A. (Spain)	964	14,760	15,165	(405)
Groupe Eurotunnel SE (France)	1,369	14,754	14,227	527
Macquarie Infrastructure Corp.	220	16,927	16,863	64

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Transportation Infrastructure — continued
Mitsubishi Logistics Corp. (Japan)	1,000	14,042	13,924	118
Qube Holdings Ltd. (Australia)	8,698	15,283	16,849	(1,566)

	12,251	75,766	77,028	(1,262)

Total Industrials	107,700	965,588	978,150	(12,562)

Information Technology — 0.1%
Communications Equipment — 0.0% (g)
Lumentum Holdings, Inc.	340	8,976	10,285	(1,309)
Nokia OYJ (Finland)	1,952	11,650	11,262	388
Palo Alto Networks, Inc.	83	10,265	10,864	(599)
ViaSat, Inc.	159	11,814	11,739	75

	2,534	42,705	44,150	(1,445)

Electronic Equipment, Instruments & Components — 0.0% (g)
Hamamatsu Photonics KK (Japan)	400	11,468	11,743	(275)
Japan Display, Inc. (Japan)	5,800	10,903	10,412	491
Zebra Technologies Corp., Class A (a)	190	9,498	10,072	(574)

	6,390	31,869	32,227	(358)

Internet Software & Services — 0.0% (g)
2U, Inc. (a)	358	11,760	12,523	(763)
Benefitfocus, Inc.	241	9,929	10,363	(434)
carsales.com Ltd. (Australia)	935	8,659	9,041	(382)
Cornerstone OnDemand, Inc.	245	10,765	10,582	183
CoStar Group, Inc.	49	10,714	10,187	527
Envestnet, Inc.	320	11,773	12,214	(441)
Hortonworks, Inc.	970	11,223	11,359	(136)
New Relic, Inc.	361	11,678	12,433	(755)
Pandora Media, Inc.	926	12,020	12,594	(574)
Twitter, Inc.	567	10,251	9,435	816
Yelp, Inc.	425	12,521	13,672	(1,151)

	5,397	121,293	124,403	(3,110)

IT Services — 0.0% (g)
EPAM Systems, Inc.	168	11,526	11,800	(274)
InterXion Holding N.V. (Netherlands)	280	10,455	10,606	(151)
Link Administration Holdings Ltd. (Australia)	1,625	10,624	10,671	(47)
Worldpay Group plc (United Kingdom)	3,128	11,681	12,134	(453)

	5,201	44,286	45,211	(925)

Semiconductors & Semiconductor Equipment — 0.0% (g)
Advanced Micro Devices, Inc.	1,498	7,700	10,276	(2,576)
Cavium, Inc.	220	9,051	10,267	(1,216)
Euskaltel S.A. (Spain) (a)	1,674	15,532	15,022	510
Veeco Instruments, Inc.	614	10,696	10,297	399

	4,006	42,979	45,862	(2,883)

Software — 0.1%
Autodesk, Inc.	200	11,596	11,890	(294)
Barracuda Networks, Inc.	486	9,764	10,731	(967)
FireEye, Inc.	723	11,756	12,595	(839)
Globant SA (Luxembourg)	280	11,519	11,813	(294)
Guidewire Software, Inc.	172	10,826	10,573	253
HubSpot, Inc. (a)	198	10,201	10,809	(608)
Imperva, Inc. (a)	263	12,172	12,392	(220)
Infoblox, Inc.	546	10,532	10,221	311
Mobileye N.V. (Israel)	222	10,645	10,636	9
Proofpoint, Inc.	141	9,385	10,698	(1,313)
PTC, Inc.	308	11,929	12,237	(308)
RingCentral, Inc., Class A	558	12,343	12,851	(508)
salesforce.com, Inc. (a)	132	10,745	10,798	(53)
ServiceNow, Inc.	173	12,286	12,961	(675)
Splunk, Inc.	175	10,274	10,944	(670)
Tableau Software, Inc., Class A (a)	186	9,893	10,511	(618)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Software — continued
Workday, Inc., Class A	131	10,329	10,917	(588)
Zendesk, Inc.	400	11,512	12,096	(584)

	5,294	197,707	205,673	(7,966)

Technology Hardware, Storage & Peripherals — 0.0% (g)
Nimble Storage, Inc.	1,200	9,108	8,928	180
Stratasys Ltd.	550	12,810	11,517	1,293

	1,750	21,918	20,445	1,473

Total Information Technology	30,572	502,757	517,971	(15,214)

Materials — 0.1%
Chemicals — 0.1%
Air Liquide SA (France)	145	15,545	15,459	86
Axalta Coating Systems Ltd.	519	14,475	14,817	(342)
Azimut Holding SpA (Italy)	860	13,879	13,543	336
Ferro Corp.	1,134	16,182	14,697	1,485
FMC Corp.	327	15,977	15,546	431
K+S AG (Germany)	695	14,399	14,527	(128)
Linde AG (Germany)	109	15,649	15,665	(16)
Methanex Corp. (Canada)	553	16,123	15,510	613
Nippon Kayaku Co., Ltd. (Japan)	1000	9,654	10,344	(690)
Nippon Paint Holdings Co., Ltd. (Japan)	500	13,558	13,659	(101)
Potash Corp of Saskatchewan, Inc. (Canada)	1,045	17,878	16,287	1,591
Sensient Technologies Corp.	215	15,190	15,873	(683)
Victrex plc (United Kingdom)	758	15,370	14,805	565
WR Grace & Co.	202	15,419	15,124	295

	8,062	209,298	205,856	3,442

Construction Materials — 0.0% (g)
Summit Materials, Inc., Class A	704	15,220	15,587	(367)
Metals & Mining — 0.0% (g)
Acerinox S.A. (Spain)	1,326	17,110	17,731	(621)
Antofagasta plc (Chile)	2,476	16,644	16,388	256
First Quantum Minerals Ltd. (Canada)	1,962	15,358	16,965	(1,607)
Franco-Nevada Corp. (Canada)	233	17,344	17,965	(621)
Fresnillo plc (Mexico)	699	17,194	17,887	(693)
Hecla Mining Co.	3,017	18,705	19,580	(875)
Kobe Steel Ltd. (Japan)	17,000	15,645	14,712	933
Outokumpu OYJ (Finland)	2,162	11,003	12,446	(1,443)
Stillwater Mining Co.	1,110	14,819	16,983	(2,164)
thyssenkrupp AG (Germany)	805	17,768	18,461	(693)

	30,790	161,590	169,118	(7,528)

Paper & Forest Products — 0.0% (g)
West Fraser Timber Co., Ltd. (Canada)	422	13,093	14,499	(1,406)

Total Materials	39,978	399,201	405,060	(5,859)

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
Essentra PLC (United Kingdom)	2,214	18,659	14,206	4,453
Iliad S.A. (France)	71	13,722	13,798	(76)
Inmarsat plc (United Kingdom)	1,151	12,270	11,901	369
SFR Group SA (France)	601	14,271	14,210	61
Telecom Italia S.p.A (Italy) (a)	15,966	12,020	13,643	(1,623)
Zayo Group Holdings, Inc.	581	16,715	16,442	273

	20,584	87,657	84,200	3,457

Wireless Telecommunication Services — 0.0% (g)
SoftBank Group Corp. (Japan)	300	17,599	16,514	1,085
Sprint Corp.	2,388	11,940	14,662	(2,722)

	2,688	29,539	31,176	(1,637)

Total Telecommunication Services	23,272	117,196	115,376	1,820

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Hokkaido Electric Power Co., Inc. (Japan)	1,900	15,151	15,071	80
Hokuriku Electric Power Co. (Japan)	600	7,154	7,117	37
Kyushu Electric Power Co., Inc. (Japan)	1,600	14,715	14,991	(276)

	4,100	37,020	37,179	(159)

Independent Power & Renewable Electricity Producers — 0.0% (g)
Calpine Corp.	1,170	17,456	16,076	1,380
Dynegy, Inc.	872	15,679	13,193	2,486
Pattern Energy Group, Inc.	730	17,338	17,790	(452)

	2,772	50,473	47,059	3,414

Multi-Utilities — 0.0% (g)
Balfour Beatty PLC (United Kingdom)	5,273	15,128	15,468	(340)
Canadian Utilities Ltd. (Canada), Class A	551	16,520	16,961	(441)
Dominion Resources, Inc.	207	16,049	16,150	(101)
Sempra Energy	133	15,020	14,880	140

	6,164	62,717	63,459	(742)

Water Utilities — 0.0% (g)
American States Water Co.	350	15,197	15,120	77
Pennon Group plc (United Kingdom)	1,307	15,683	15,599	84
United Utilities Group plc (United Kingdom)	1,372	18,446	18,458	(12)

	3,029	49,326	49,177	149

Total Utilities	16,065	199,536	196,874	2,662

Total Short Positions of Total Return Basket Swap	494,742	4,773,844	4,832,677	(58,833)

Total of Long and Short Positions of Total Return Basket Swap	96,824	1,799,828	1,802,310	2,482

Cash and Other Receivables/(Payables) (4)				(7,618)

Financing Costs				(662)

Net Dividends Receivable/(Payable)				5,580

Outstanding swap contract, at value				(218)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.0% (g)
Automobiles — 0.0% (g)
Toyota Motor Corp. (Japan)	24	1,353	1,345	(8)
Internet & Catalog Retail — 0.0% (g)
Home Retail Group plc (United Kingdom)	10,219	20,345	20,846	501
Media — 0.0% (g)
Media General, Inc.	1,906	33,870	33,526	(344)
Starz, Class A	1,520	45,585	45,950	365

	3,426	79,455	79,476	21

Total Consumer Discretionary	13,669	101,153	101,667	514

Consumer Staples — 0.0% (g)
Beverages — 0.0% (g)
SABMiller plc (United Kingdom)	1,922	112,543	112,303	(240)
Energy — 0.0% (g)
Oil, Gas & Consumable Fuels — 0.0% (g)
Memorial Resource Development Corp.	7,628	120,980	114,267	(6,713)
Suncor Energy, Inc. (Canada)	1	28	27	(1)

	7,629	121,008	114,294	(6,714)

Total Energy	7,629	121,008	114,294	(6,714)

Financials — 0.1%
Banks — 0.1%
First Niagara Financial Group, Inc.	13,165	134,546	134,020	(526)
FirstMerit Corp.	4,068	84,737	86,364	1,627

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Banks — continued
PrivateBancorp, Inc.	1,627	71,881	71,913	32
Yadkin Financial Corp.	554	14,121	13,955	(166)

	19,414	305,285	306,252	967

Diversified Financial Services — 0.0% (g)
London Stock Exchange Group plc (United Kingdom)	2,707	95,097	99,611	4,514
Thrifts & Mortgage Finance — 0.0% (g)
Astoria Financial Corp.	7,279	110,859	106,783	(4,076)

Total Financials	29,400	511,241	512,646	1,405

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
LivaNova plc (United Kingdom)	3	151	156	5
St. Jude Medical, Inc.	1,051	84,595	87,275	2,680

	1,054	84,746	87,431	2,685

Health Care Providers & Services — 0.0% (g)
Cigna Corp.	199	26,202	25,663	(539)
Pharmaceuticals — 0.0% (g)
Meda AB (Sweden), Class A	2,125	38,253	39,634	1,381

Total Health Care	3,378	149,201	152,728	3,527

Information Technology — 0.1%
Communications Equipment — 0.0% (g)
Polycom, Inc.	2,170	26,756	26,886	130
Electronic Equipment, Instruments & Components — 0.0% (g)
QLogic Corp.	2,423	36,272	37,605	1,333
Semiconductors & Semiconductor Equipment — 0.1%
ARM Holdings plc (United Kingdom)	4,961	111,423	110,439	(984)
KLA-Tencor Corp.	2,083	156,496	157,704	1,208
Linear Technology Corp.	1,868	110,882	112,061	1,179

	8,912	378,801	380,204	1,403

Software — 0.0% (g)
TiVo, Inc. (a)	2,116	21,964	22,303	339
Technology Hardware, Storage & Peripherals — 0.0% (g)
EMC Corp.	1,196	32,950	33,823	873

Total Information Technology	16,817	496,743	500,821	4,078

Materials — 0.1%
Chemicals — 0.1%
Axiall Corp.	1,724	55,771	56,289	518
Syngenta AG (Switzerland)	277	108,338	108,493	155

	2,001	164,109	164,782	673

Total Materials	2,001	164,109	164,782	673

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
Manitoba Telecom Services, Inc. (Canada)	760	22,368	22,451	83
Utilities — 0.1%
Electric Utilities — 0.1%
ITC Holdings Corp. (a)	2,875	133,745	132,969	(776)
Westar Energy, Inc.	1,938	108,954	107,694	(1,260)

	4,813	242,699	240,663	(2,036)

Total Utilities	4,813	242,699	240,663	(2,036)

Total Long Positions of Total Return Basket Swap	80,389	1,921,065	1,922,355	1,290

Short Positions
Common Stocks
Consumer Discretionary — 0.0% (g)
Hotels, Restaurants & Leisure — 0.0% (g)
Marriott International, Inc., Class A	1,012	71,042	72,560	(1,518)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Media — 0.0% (g)
Lions Gate Entertainment Corp.	208	4,162	4,158	4
Nexstar Broadcasting Group, Inc., Class A	236	12,626	11,930	696

	444	16,788	16,088	700

Total Consumer Discretionary	1,456	87,830	88,648	(818)

Consumer Staples — 0.0% (g)
Food & Staples Retailing — 0.0% (g)
J Sainsbury plc (United Kingdom)	3,280	9,946	9,733	213
Koninklijke Ahold Delhaize NV (Netherlands)	90	2,262	2,149	113

	3,370	12,208	11,882	326

Total Consumer Staples	3,370	12,208	11,882	326

Energy — 0.0% (g)
Oil, Gas & Consumable Fuels — 0.0% (g)
Range Resources Corp.	2,464	106,198	99,324	6,874
Financials — 0.1%
Banks — 0.1%
Canadian Imperial Bank of Commerce (Canada)	588	44,354	44,670	(316)
FNB Corp.	1,184	14,343	14,149	194
Huntington Bancshares, Inc.	6,926	64,135	65,797	(1,662)
KeyCorp	8,862	103,685	103,685	—

	17,560	226,517	228,301	(1,784)

Diversified Financial Services — 0.0% (g)
Deutsche Boerse AG (Germany)	516	43,503	43,324	179
Deutsche Boerse AG (Germany)	668	56,333	55,862	471

	1,184	99,836	99,186	650

Thrifts & Mortgage Finance — 0.0% (g)
New York Community Bancorp, Inc.	7,206	108,162	104,127	4,035

Total Financials	25,950	434,515	431,614	2,901

Health Care — 0.0% (g)
Health Care Equipment & Supplies — 0.0% (g)
Abbott Laboratories	906	38,143	40,544	(2,401)
Health Care Providers & Services — 0.0% (g)
Anthem, Inc.	101	13,565	13,265	300
Pharmaceuticals — 0.0% (g)
Mylan N.V.	162	7,363	7,580	(217)

Total Health Care	1,169	59,071	61,389	(2,318)

Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.	429	27,196	27,383	(187)
Cavium, Inc.	121	4,978	5,647	(669)
Lam Research Corp.	1,031	91,295	92,553	(1,258)

	1,581	123,469	125,583	(2,114)

Total Information Technology	1,581	123,469	125,583	(2,114)

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
BCE, Inc. (Canada)	279	13,360	13,362	(2)
Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Fortis, Inc. (Canada)	2,140	70,963	70,888	75

Total Short Positions of Total Return Basket Swap	38,409	907,614	902,690	4,924

Total of Long and Short Positions of Total Return Basket Swap	41,980	1,013,451	1,019,665	6,214

Cash and Other Receivables/(Payables) (4)				(237)

Financing Costs				(158)

Net Dividends Receivable/(Payable)				528

Outstanding swap contract, at value				6,347

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 1.3%
Media — 0.7%
ITV plc (United Kingdom)	442,272	1,098,615	1,146,783	48,168
JCDecaux S.A. (France)	2,559	89,423	87,466	(1,957)
Publicis Groupe S.A. (France)	17,447	1,253,242	1,299,197	45,955

	462,278	2,441,280	2,533,446	92,166

Specialty Retail — 0.0% (g)
Sports Direct International plc (United Kingdom)	17,130	59,707	65,602	5,895
Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group plc (United Kingdom)	60,470	1,034,012	1,055,100	21,088
LVMH Moet Hennessy Louis Vuitton SE (France)	6,296	1,001,723	1,078,141	76,418

	66,766	2,035,735	2,133,241	97,506

Total Consumer Discretionary	546,174	4,536,722	4,732,289	195,567

Financials — 1.1%
Banks — 0.7%
Barclays plc (United Kingdom)	387,559	774,093	790,218	16,125
BNP Paribas S.A (France)	17,976	859,762	891,687	31,925
Societe Generale S.A. (France)	23,967	812,273	817,124	4,851

	429,502	2,446,128	2,499,029	52,901

Insurance — 0.4%
Admiral Group plc (United Kingdom)	10,997	306,111	314,755	8,644
RSA Insurance Group plc (United Kingdom)	155,657	1,022,855	1,023,583	728

	166,654	1,328,966	1,338,338	9,372

Total Financials	596,156	3,775,094	3,837,367	62,273

Health Care — 0.0% (g)
Health Care Equipment & Supplies — 0.0% (g)
Smith & Nephew plc (United Kingdom)	7,122	122,875	117,150	(5,725)
Industrials — 0.5%
Airlines — 0.2%
Ryanair Holdings plc (Ireland)	58,569	762,702	779,146	16,444
Industrial Conglomerates — 0.3%
Smiths Group plc (United Kingdom)	62,536	1,020,621	1,045,310	24,689

Total Industrials	121,105	1,783,323	1,824,456	41,133

Materials — 0.9%
Chemicals — 0.5%
Croda International plc (United Kingdom)	23,150	1,025,100	1,017,998	(7,102)
Syngenta AG (Switzerland)	1,678	675,852	659,933	(15,919)

	24,828	1,700,952	1,677,931	(23,021)

Construction Materials — 0.4%
LafargeHolcim Ltd. (Switzerland) (a)	29,522	1,347,032	1,403,799	56,767

Total Materials	54,350	3,047,984	3,081,730	33,746

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Iliad S.A. (France)	4,099	801,510	796,629	(4,881)

Total Long Positions of Total Return Basket Swap	1,329,006	14,067,508	14,389,621	322,113

Short Positions
Common Stocks
Consumer Discretionary — 0.5%
Media — 0.1%
WPP plc (United Kingdom)	17,690	397,090	396,920	170
Multiline Retail — 0.2%
Marks & Spencer Group plc (United Kingdom)	179,464	796,386	758,763	37,623
Specialty Retail — 0.1%
Industria de Diseno Textil S.A. (Spain)	15,342	531,363	530,584	779
Textiles, Apparel & Luxury Goods — 0.1%
Kering (France)	1,152	199,202	218,936	(19,734)

Total Consumer Discretionary	213,648	1,924,041	1,905,203	18,838

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions
Common Stocks
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Koninklijke Ahold Delhaize NV (Netherlands)	20,228	489,381	482,927	6,454
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Eni S.p.A. (Italy)	18,660	299,618	286,245	13,373
Health Care — 0.1%
Pharmaceuticals — 0.1%
GlaxoSmithKline plc (United Kingdom)	11,165	246,373	249,348	(2,975)
Roche Holding AG (Switzerland)	530	138,303	135,292	3,011

	11,695	384,676	384,640	36

Total Health Care	11,695	384,676	384,640	36

Industrials — 0.2%
Airlines — 0.1%
Deutsche Lufthansa AG (Germany)	13,652	169,205	162,277	6,928
Trading Companies & Distributors — 0.1%
Bunzl plc (United Kingdom)	12,895	402,947	403,455	(508)

Total Industrials	26,547	572,152	565,732	6,420

Materials — 0.1%
Chemicals — 0.1%
Givaudan S.A (Switzerland)	195	406,948	400,480	6,468
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	21,222	361,705	361,041	664
Orange S.A (France)	21,109	336,252	323,960	12,292

	42,331	697,957	685,001	12,956

Total Telecommunication Services	42,331	697,957	685,001	12,956

Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Electricite de France S.A (France)	7,587	92,259	99,308	(7,049)
Exchange Traded Fund
International Equity — 1.9%
SPDR EURO STOXX 50 ETF	205,888	6,534,885	6,699,595	(164,710)

Total Short Positions of Total Return Basket Swap	546,779	11,401,917	11,509,131	(107,214)

Total of Long and Short Positions of Total Return Basket Swap	782,227	2,665,591	2,880,490	214,899

Cash and Other Receivables/(Payables) (4)				222,156

Financing Costs				(1,608)

Net Dividends Receivable/(Payable)				10,883

Outstanding swap contract, at value				446,330

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.5%
Internet & Catalog Retail — 0.5%
Home Retail Group plc (United Kingdom)	799,053	1,632,790	1,630,037	(2,753)
Consumer Staples — 0.7%
Beverages — 0.7%
SABMiller plc (United Kingdom)	46,111	2,693,670	2,694,272	602
Health Care — 1.0%
Health Care Providers & Services — 0.3%
Celesio AG (Germany)	32,529	941,371	941,463	92
Pharmaceuticals — 0.7%
Meda AB (Sweden), Class A	146,137	2,725,659	2,725,649	(10)

Total Health Care	178,666	3,667,030	3,667,112	82

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Industrials — 0.7%
Road & Rail — 0.7%
Asciano Ltd. (Australia)	338,942	2,351,696	2,353,343	1,647
Information Technology — 1.4%
Semiconductors & Semiconductor Equipment — 1.2%
ARM Holdings plc (United Kingdom)	102,412	2,266,181	2,279,831	13,650
Hermes Microvision, Inc. (Taiwan)	45,475	1,938,081	1,938,081	—

	147,887	4,204,262	4,217,912	13,650

Technology Hardware, Storage & Peripherals — 0.2%
Wincor Nixdorf AG (Germany)	1,984	123,970	124,009	39
Wincor Nixdorf AG (Germany)	14,879	822,587	823,313	726

	16,863	946,557	947,322	765

Total Information Technology	164,750	5,150,819	5,165,234	14,415

Materials — 0.3%
Metals & Mining — 0.3% thyssenkrupp AG (Germany)	53,836	1,233,867	1,234,595	728
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Vivendi S.A. (France)	29,595	581,839	581,119	(720)
Utilities — 0.2%
Multi-Utilities — 0.2%
E.ON SE (Germany)	53,110	569,544	569,598	54

Total Long Positions of Total Return Basket Swap	1,664,063	17,881,255	17,895,310	14,055

Short Positions
Common Stocks
Consumer Discretionary — 0.2%
Auto Components — 0.0% (g)
Faurecia (France)	996	39,296	39,283	13
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	423	36,438	36,448	(10)
Daimler AG (Germany)	495	33,658	33,652	6
Fiat Chrysler Automobiles N.V. (United Kingdom)	13,565	87,354	87,509	(155)
Volkswagen AG (Germany)	313	44,022	44,037	(15)

	14,796	201,472	201,646	(174)

Media — 0.0% (g)
Altice N.V. (Netherlands), Class A	6,883	102,154	102,177	(23)
Textiles, Apparel & Luxury Goods — 0.1%
Cie Financiere Richemont S.A. (Switzerland)	1,981	120,491	120,429	62

Total Consumer Discretionary	24,656	463,413	463,535	(122)

Consumer Staples — 0.2%
Food & Staples Retailing — 0.2%
J Sainsbury plc (United Kingdom)	256,466	761,319	761,075	244
Health Care — 0.1%
Pharmaceuticals — 0.1%
Mylan N.V.	9,023	422,186	422,186	—
Industrials — 0.3%
Aerospace & Defense — 0.0% (g)
Rolls-Royce Holdings plc (United Kingdom) (a)	15,154	158,640	158,566	74
Machinery — 0.3%
Kone OYJ (Finland), Class B	20,172	1,021,393	1,022,093	(700)

Total Industrials	35,326	1,180,033	1,180,659	(626)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Information Technology – 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Diebold, Inc.	6,440	181,865	181,865	—
Telecommunication Services — 0.0% (g)
Wireless Telecommunication Services — 0.0% (g)
America Movil S.A.B. de C.V. (Mexico)	115,070	66,158	66,158	—

Total Short Positions of Total Return Basket Swap	446,981	3,074,974	3,075,478	(504)

Total of Long and Short Positions of Total Return Basket Swap	1,217,082	14,806,281	14,819,832	13,551

Outstanding swap contract, at value				13,551

(1)	—	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	—	Current value represents market value as of July 31, 2016 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	—	Value represents the unrealized gain (loss) of the positions subsequent to the swap reset.
(4)	—	Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of July 31, 2016, net assets of the Fund were $361,098,310 of which $36,682,341, or approximately 10.2%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$36,883,849	$702,253	$—	$37,586,102
Consumer Staples	18,761,117	7,157,232	—	25,918,349
Energy	3,477,326	—	—	3,477,326
Financials	12,518,203	1,287,670	—	13,805,873
Health Care	17,459,181	174,493	—	17,633,674
Industrials	10,198,764	1,741,915	—	11,940,679
Information Technology	29,689,307	1,617,985	—	31,307,292
Materials	10,880,741	1,211,957	—	12,092,698
Telecommunication Services	689,796	604,043	—	1,293,839
Utilities	2,275,206	—	—	2,275,206

Total Common Stocks	142,833,490	14,497,548	—	157,331,038

Exchange Traded Funds	542,349	—	—	542,349
Exchange Traded Note	247,657	—	—	247,657
Investment Companies	1,669,103	—	—	1,669,103
Preferred Stocks
Consumer Discretionary	—	1,621,561	—	1,621,561
Consumer Staples	32,204	—	—	32,204
Energy	—	278,250	—	278,250
Financials	321,406	2,032,288	—	2,353,694
Health Care	2,802,028	—	—	2,802,028
Information Technology	—	5,625	—	5,625
Materials	14,480	—	—	14,480
Telecommunication Services	56,989	—	—	56,989
Utilities	34,003	—	—	34,003

Total Preferred Stocks	3,261,110	3,937,724	—	7,198,834

Special Purpose Acquisition Companies	2,942,118	—	—	2,942,118
Debt Securities
Asset-Backed Securities	—	3,035,181	9,450,530	12,485,711
Collateralized Mortgage Obligations Agency CMO	—	10,073,675	—	10,073,675
Commercial Mortgage-Backed Securities	—	892,090	1,935,453	2,827,543
Convertible Bonds
Consumer Discretionary	—	2,064,096	—	2,064,096
Energy	—	767,847	—	767,847
Financials	—	873,206	—	873,206
Health Care	—	2,698,005	—	2,698,005
Industrials	—	47,671	—	47,671
Information Technology	—	3,935,245	—	3,935,245
Materials	—	1,314,371	—	1,314,371
Telecommunication Services	—	2,269,551	—	2,269,551

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utilities	$—	$842,050	$—	$842,050

Total Convertible Bonds	—	14,812,042	—	14,812,042

Corporate Bonds
Consumer Discretionary	—	867,000	—	867,000
Consumer Staples	—	994,853	—	994,853
Energy	—	791,582	—	791,582
Industrials	—	1,164,930	—	1,164,930
Information Technology	—	486,115	—	486,115
Materials	—	73,530	—	73,530
Utilities	—	2,361,450	—	2,361,450

Total Corporate Bonds	—	6,739,460	—	6,739,460

Options Purchased
Call Option Purchased	900,052	—	—	900,052
Put Option Purchased	451,776	57,773	—	509,549

Total Options Purchased	1,351,828	57,773	—	1,409,601

Rights
Consumer Staples	9,383	—	—	9,383
Warrants
Consumer Discretionary	481,007	—	—	481,007
Energy	11,746	—	—	11,746
Financials	3,869,537	—	—	3,869,537
Health Care	208,482	—	—	208,482
Industrials	206,089	—	—	206,089
Information Technology	171,598	—	—	171,598
Materials	1,521,135	—	—	1,521,135

Total Warrants	6,469,594	—	—	6,469,594

Short-Term Investments
Investment Company	46,146,142	—	—	46,146,142

Total Investments in Securities	$205,472,774	$54,045,493	$11,385,983	$270,904,250

Liabilities
Common Stocks
Consumer Discretionary	(14,263,267)	(1,749,612)	—	(16,012,879)
Consumer Staples	(3,547,246)	(287,972)	—	(3,835,218)
Energy	(1,219,386)	—	—	(1,219,386)
Financials	(15,250,033)	(515,814)	—	(15,765,847)
Health Care	(4,592,744)	—	—	(4,592,744)
Industrials	(8,272,044)	(615,984)	—	(8,888,028)
Information Technology	(9,893,653)	(318,284)	—	(10,211,937)
Materials	(6,678,228)	(430,985)	—	(7,109,213)
Telecommunication Services	(1,238,357)	(1,498,991)	—	(2,737,348)
Utilities	(815,031)	(93,933)	—	(908,964)

Total	(65,769,989)	(5,511,575)	—	(71,281,564)

Exchange Traded Funds	(36,714,623)	—	—	(36,714,623)
Debt Securities
Convertible Bonds Energy	—	(304,337)	—	(304,337)
Corporate Bonds Materials	—	(247,000)	—	(247,000)
Warrants Financials	(35,640)	—	—	(35,640)

Total Liabilities for Securities Sold Short	$(102,520,252)	$(6,062,912)	$—	$(108,583,164)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$891,150	$—	$891,150
Futures Contracts	1,193,313	81,754	—	1,275,067
Swaps	—	466,228	—	466,228

Total Appreciation in Other Financial Instruments	$1,193,313	$1,439,132	$—	$2,632,445

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(918,474)	$—	$(918,474)
Futures Contracts	(373,952)	(38,302)	—	(412,254)
Options Written
Call Options Written	(251,291)	—	—	(251,291)
Put Options Written	(1,282)	(6,942)	—	(8,224)

Total Options Purchased	(252,573)	(6,942)	—	(259,515)

Swaps	—	(4,156)	—	(4,156)

Total Depreciation in Other Financial Instruments	$(626,525)	$(967,874)	$—	$(1,594,399)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended July 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2015	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2016
Asset-Backed Securities	$—	$—	$322,865	$8,761	$9,197,806	$(78,902)	$—	$—	$9,450,530
Commercial Mortgage-Backed Securities	—	—	8,252	795	1,926,406	—	—	—	1,935,453

Total	$—	$—	$331,117	$9,556	$11,124,212	$(78,902)	$—	$—	$11,385,983

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2016, which were valued using significant unobservable inputs (level 3), was $331,117.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at July 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,450,530	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.07%)
			Constant Default Rate	9.00% - 25.00% (15.41%)
			Yield (Discount Rate of Cash Flows)	3.74% -3.97% (3.89%)
			Discount Margin	4.15% -5.20% (4.81%)
Asset-Backed Securities	9,450,530
	1,935,453	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.92% -5.44% (4.67%)
Commercial Mortgage Backed Securities	1,935,453
Total	$11,385,983

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities and currencies to manage and hedge equity risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding forward foreign currency exchange contracts with the counterparty in the form of cash.

(4). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Basket Swaps

The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends, are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2016 (Unaudited) (continued)

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap and/or other receivables (payables) from gains/ (losses) realized when the swap resets; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 27, 2016